UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

August 31, 2016

EIF-QTLY-1016
1.805766.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	9,677	$37,740
China XD Plastics Co. Ltd. (a)	13,378	65,285
Dorman Products, Inc. (a)(b)	11,157	703,672
Federal-Mogul Corp. Class A (a)	54,919	501,410
Fox Factory Holding Corp. (a)	11,959	248,269
Gentex Corp. (b)	89,777	1,597,133
Gentherm, Inc. (a)	11,810	389,376
Kandi Technolgies, Inc. (a)(b)	14,193	88,422
Motorcar Parts of America, Inc. (a)	5,713	162,421
Shiloh Industries, Inc. (a)	6,437	57,740
SORL Auto Parts, Inc. (a)	1,464	3,426
Spartan Motors, Inc.	12,316	121,436
Strattec Security Corp.	1,501	62,877
Sypris Solutions, Inc. (a)	1,434	1,463
The Goodyear Tire & Rubber Co.	84,400	2,477,140
Workhorse Group, Inc. (a)(b)	7,268	59,598
		6,577,408
Automobiles - 0.4%
Tesla Motors, Inc. (a)(b)	46,438	9,845,320
Distributors - 0.2%
Core-Mark Holding Co., Inc.	14,782	563,933
Educational Development Corp. (b)	1,826	22,076
Fenix Parts, Inc. (a)	9,442	45,888
LKQ Corp. (a)	96,373	3,478,102
Pool Corp.	12,138	1,224,360
VOXX International Corp. (a)	10,039	30,820
Weyco Group, Inc.	4,744	121,067
		5,486,246
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	5,267	108,869
Apollo Education Group, Inc. Class A (non-vtg.) (a)	33,121	293,783
Ascent Capital Group, Inc. (a)	3,915	90,867
ATA, Inc. ADR (a)(b)	2,232	9,575
Cambium Learning Group, Inc. (a)	16,088	77,383
Capella Education Co.	3,864	227,667
Career Education Corp. (a)(b)	23,870	156,110
Collectors Universe, Inc.	3,024	57,879
Grand Canyon Education, Inc. (a)	14,735	611,945
Houghton Mifflin Harcourt Co. (a)	39,220	625,559
Liberty Tax, Inc.	4,498	61,128
Lincoln Educational Services Corp. (a)	11,240	20,906
National American University Holdings, Inc.	1,829	4,207
Strayer Education, Inc. (a)	3,733	181,722
Tarena International, Inc. ADR	10,560	138,336
		2,665,936
Hotels, Restaurants & Leisure - 2.4%
Amaya, Inc. (a)	46,687	700,981
BJ's Restaurants, Inc. (a)	8,401	333,688
Bloomin' Brands, Inc.	36,662	716,375
Bob Evans Farms, Inc.	6,331	259,571
Bojangles', Inc. (a)(b)	11,915	192,427
Bravo Brio Restaurant Group, Inc. (a)	8,076	37,957
Buffalo Wild Wings, Inc. (a)	5,793	939,625
Caesars Acquisition Co. (a)(b)	43,503	529,432
Caesars Entertainment Corp. (a)(b)	47,043	297,312
Carrols Restaurant Group, Inc. (a)	11,201	150,765
Century Casinos, Inc. (a)	11,415	72,942
China Lodging Group Ltd. ADR	9,897	441,703
Churchill Downs, Inc.	5,266	786,635
Chuy's Holdings, Inc. (a)(b)	5,362	162,361
Cosi, Inc. (a)(b)	12,944	2,819
Cracker Barrel Old Country Store, Inc. (b)	7,503	1,141,281
Dave & Buster's Entertainment, Inc. (a)	13,244	615,184
Del Frisco's Restaurant Group, Inc. (a)	7,307	109,970
Del Taco Restaurants, Inc. (a)(b)	11,946	134,154
Denny's Corp. (a)	25,042	261,689
Diversified Restaurant Holdings, Inc. (a)	7,360	8,758
Dunkin' Brands Group, Inc. (b)	28,242	1,382,446
El Pollo Loco Holdings, Inc. (a)(b)	12,071	164,407
Eldorado Resorts, Inc. (a)	15,001	209,414
Empire Resorts, Inc. (a)(b)	9,785	164,682
Famous Dave's of America, Inc. (a)(b)	1,737	10,491
Fiesta Restaurant Group, Inc. (a)	8,876	224,208
Fogo de Chao, Inc. (a)(b)	9,961	122,221
Gaming Partners International Corp. (a)	2,789	27,751
GigaMedia Ltd. (a)	1,007	2,568
Golden Entertainment, Inc.	8,990	112,555
Good Times Restaurants, Inc. (a)(b)	8,038	27,651
Habit Restaurants, Inc. Class A (a)(b)	4,506	69,032
Iao Kun Group Holding Co. Ltd. (b)	14,955	8,076
Icahn Enterprises LP	42,745	2,226,160
Ignite Restaurant Group, Inc. (a)	10,009	9,108
International Speedway Corp. Class A	8,895	296,115
Interval Leisure Group, Inc.	41,311	718,811
Isle of Capri Casinos, Inc. (a)	13,455	233,444
Jack in the Box, Inc.	9,997	994,302
Jamba, Inc. (a)(b)	4,597	50,245
Kona Grill, Inc. (a)(b)	3,779	50,223
Lindblad Expeditions Holdings (a)	18,088	169,846
Marriott International, Inc. Class A (b)	79,747	5,688,354
Melco Crown Entertainment Ltd. sponsored ADR (b)	54,050	701,569
Monarch Casino & Resort, Inc. (a)	6,333	150,662
Morgans Hotel Group Co. (a)	9,232	20,587
Nathan's Famous, Inc. (a)(b)	1,506	74,261
Noodles & Co. (a)(b)	9,877	64,596
Norwegian Cruise Line Holdings Ltd. (a)(b)	71,553	2,568,037
Panera Bread Co. Class A (a)(b)	6,930	1,504,850
Papa John's International, Inc.	12,027	899,980
Papa Murphy's Holdings, Inc. (a)(b)	5,342	31,892
Peak Resorts, Inc.	8,205	39,466
Penn National Gaming, Inc. (a)	25,251	358,059
Pinnacle Entertainment, Inc.	19,263	231,927
Popeyes Louisiana Kitchen, Inc. (a)	7,112	387,817
Potbelly Corp. (a)(b)	9,518	123,353
Rave Restaurant Group, Inc. (a)(b)	4,931	18,984
RCI Hospitality Holdings, Inc.	6,204	68,182
Red Robin Gourmet Burgers, Inc. (a)	4,333	217,777
Red Rock Resorts, Inc. (b)	12,000	270,480
Ruth's Hospitality Group, Inc.	10,732	160,551
Scientific Games Corp. Class A (a)(b)	27,135	223,864
Sonic Corp.	15,238	437,178
Starbucks Corp.	459,597	25,843,139
Texas Roadhouse, Inc. Class A (b)	22,419	992,489
The Cheesecake Factory, Inc.	14,985	770,379
Town Sports International Holdings, Inc. (a)	11,510	33,494
Tuniu Corp. Class A sponsored ADR (a)(b)	9,872	90,428
Wendy's Co.	84,601	862,084
Wingstop, Inc.	10,669	323,164
Wynn Resorts Ltd. (b)	31,999	2,858,151
		61,185,139
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	3,729	92,330
Cavco Industries, Inc. (a)	2,744	286,940
Dixie Group, Inc. (a)	3,770	17,644
Flexsteel Industries, Inc.	2,745	130,250
Garmin Ltd. (b)	59,799	2,934,935
GoPro, Inc. Class A (a)(b)	32,075	469,899
Green Brick Partners, Inc. (a)(b)	16,112	127,929
Helen of Troy Ltd. (a)	8,312	750,906
Hooker Furniture Corp.	3,483	81,015
iRobot Corp. (a)	9,054	360,892
LGI Homes, Inc. (a)(b)	6,216	238,819
Lifetime Brands, Inc.	5,439	72,991
Live Ventures, Inc. (a)	1,819	3,347
Nova LifeStyle, Inc. (a)(b)	3,428	3,348
SGOCO Technology Ltd. (a)	250	788
Skullcandy, Inc. (a)	9,381	59,288
SodaStream International Ltd. (a)(b)	7,370	209,087
Stanley Furniture Co., Inc.	825	1,609
Turtle Beach Corp. (a)(b)	11,150	11,485
Universal Electronics, Inc. (a)	4,451	329,508
Vuzix Corp. (a)(b)	6,024	53,312
Zagg, Inc. (a)	10,728	77,993
		6,314,315
Internet & Catalog Retail - 7.2%
1-800-FLOWERS.com, Inc. Class A (a)	12,682	117,182
Amazon.com, Inc. (a)	148,470	114,197,185
Blue Nile, Inc.	3,584	123,505
CafePress, Inc. (a)	1,330	3,963
Cnova NV (a)(b)	144,509	760,117
Ctrip.com International Ltd. ADR (a)(b)	117,084	5,543,927
Duluth Holdings, Inc. (b)	9,739	295,189
Etsy, Inc. (a)	34,429	463,414
EVINE Live, Inc. (a)(b)	15,769	27,911
Expedia, Inc.	42,541	4,642,074
FTD Companies, Inc.(a)	9,560	224,660
Gaia, Inc. Class A (a)	4,419	35,043
Groupon, Inc. Class A (a)(b)	180,227	960,610
HSN, Inc.	16,740	699,397
JD.com, Inc. sponsored ADR (a)(b)	286,203	7,272,418
Lands' End, Inc. (a)(b)	10,395	182,952
Liberty Interactive Corp.:
(Venture Group) Series A (a)(b)	44,707	1,723,008
QVC Group Series A (a)	151,248	3,195,870
Liberty TripAdvisor Holdings, Inc. (a)	23,463	488,265
MakeMyTrip Ltd. (a)(b)	13,385	260,606
Netflix, Inc. (a)	134,792	13,135,480
NutriSystem, Inc.	9,742	280,764
Overstock.com, Inc. (a)	8,867	136,640
PetMed Express, Inc. (b)	7,027	141,664
Priceline Group, Inc. (a)	15,593	22,091,071
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	20,875	620,405
Shutterfly, Inc. (a)	11,027	553,776
TripAdvisor, Inc. (a)(b)	41,791	2,549,251
U.S. Auto Parts Network, Inc. (a)	15,907	59,492
		180,785,839
Leisure Products - 0.3%
Arctic Cat, Inc. (b)	4,512	63,935
Black Diamond, Inc. (a)(b)	14,880	68,448
Escalade, Inc.	5,185	62,894
Hasbro, Inc.	39,021	3,189,577
JAKKS Pacific, Inc. (a)(b)	2,562	23,596
Johnson Outdoors, Inc. Class A	1,857	62,488
Malibu Boats, Inc. Class A (a)	5,676	77,704
Mattel, Inc.	106,919	3,542,226
MCBC Holdings, Inc. (a)	6,935	82,804
Smith & Wesson Holding Corp. (a)(b)	16,633	468,219
Summer Infant, Inc. (a)	1,750	4,095
		7,645,986
Media - 5.3%
AirMedia Group, Inc. ADR (a)(b)	20,876	63,881
AMC Networks, Inc. Class A (a)	19,241	1,045,556
Beasley Broadcast Group, Inc. Class A	689	3,411
Carmike Cinemas, Inc. (a)	7,720	247,735
Central European Media Enterprises Ltd. Class A (a)(b)	48,238	113,842
Charter Communications, Inc. Class A (a)	85,179	21,908,891
Cinedigm Corp. (a)	1,960	3,018
Comcast Corp. Class A	761,312	49,683,221
Cumulus Media, Inc. Class A (a)(b)	60,579	24,232
Daily Journal Corp. (a)	588	136,422
Discovery Communications, Inc.:
Class A (a)(b)	47,911	1,222,210
Class B (a)	715	19,548
Class C (non-vtg.) (a)(b)	77,657	1,927,447
DISH Network Corp. Class A (a)	71,379	3,585,367
Emmis Communications Corp. Class A (a)	621	2,496
Global Eagle Entertainment, Inc. (a)(b)	25,446	211,711
Hemisphere Media Group, Inc. (a)(b)	7,054	94,030
Insignia Systems, Inc. (a)	738	1,646
Liberty Broadband Corp.:
Class A (a)	8,148	549,583
Class C (a)(b)	48,455	3,320,621
Liberty Global PLC:
Class A (a)	89,358	2,828,181
Class B (a)	247	7,657
Class C (a)(b)	207,133	6,385,910
LiLAC Class A (a)(b)	15,672	440,853
LiLAC Class C (a)(b)	38,118	1,088,650
Liberty Media Corp.:
Liberty Braves Class C (a)	14,415	237,271
Liberty Media Class C (a)	13,151	279,590
Liberty SiriusXM Class A (a)	33,039	1,107,137
Liberty SiriusXM Class C (a)	71,085	2,362,155
Loral Space & Communications Ltd. (a)	7,294	265,939
MDC Partners, Inc. Class A (b)	15,538	191,739
National CineMedia, Inc.	19,707	294,620
News Corp.:
Class A (b)	120,087	1,688,423
Class B	64,239	926,969
Nexstar Broadcasting Group, Inc. Class A (b)	9,191	484,550
Radio One, Inc. Class D (non-vtg.) (a)(b)	18,618	64,418
Reading International, Inc. Class A (a)	8,651	117,048
Salem Communications Corp. Class A	6,056	38,092
Scholastic Corp.	10,267	413,349
Scripps Networks Interactive, Inc. Class A	29,973	1,899,389
Sinclair Broadcast Group, Inc. Class A	21,348	607,991
Sirius XM Holdings, Inc. (a)(b)	1,561,349	6,463,985
Sizmek, Inc. (a)	11,447	44,300
Spanish Broadcasting System, Inc. Class A (a)	311	970
Starz Series A (a)	31,098	969,947
Twenty-First Century Fox, Inc.:
Class A	345,432	8,476,901
Class B	251,846	6,258,373
Viacom, Inc.:
Class A (b)	15,147	684,493
Class B (non-vtg.)	109,780	4,428,525
Videocon d2h Ltd. sponsored ADR (a)(b)	13,671	133,429
VisionChina Media, Inc. ADR (a)(b)	1,079	5,978
WPP PLC ADR (b)	5,697	660,111
YOU On Demand Holdings, Inc. (a)(b)	15,827	27,539
		134,049,350
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	74,188	6,135,348
Fred's, Inc. Class A	11,921	134,827
Gordmans Stores, Inc. (a)	3,931	4,678
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	19,106	485,675
Sears Canada, Inc. (a)(b)	29,750	82,803
Sears Holdings Corp. (a)(b)	34,389	473,537
The Bon-Ton Stores, Inc. (b)	5,468	9,350
Tuesday Morning Corp. (a)	14,954	99,743
		7,425,961
Specialty Retail - 1.5%
America's Car Mart, Inc. (a)	2,497	97,733
Ascena Retail Group, Inc. (a)(b)	61,013	496,646
bebe stores, Inc. (a)(b)	19,126	14,580
Bed Bath & Beyond, Inc. (b)	48,507	2,249,270
Big 5 Sporting Goods Corp.	7,420	92,824
Citi Trends, Inc.	4,611	90,145
Conn's, Inc. (a)(b)	9,568	64,967
DavidsTea, Inc. (a)(b)	7,633	103,580
Destination Maternity Corp. (b)	6,011	36,367
Destination XL Group, Inc. (a)(b)	19,982	92,517
Finish Line, Inc. Class A	13,458	323,934
Five Below, Inc. (a)(b)	17,196	766,254
Francesca's Holdings Corp. (a)	12,836	175,211
Hibbett Sports, Inc. (a)(b)	6,916	265,367
Kirkland's, Inc. (a)	4,778	59,868
Mattress Firm Holding Corp. (a)	13,004	831,606
Michaels Companies, Inc. (a)	66,226	1,586,775
Monro Muffler Brake, Inc.	10,293	580,628
O'Reilly Automotive, Inc. (a)	30,274	8,475,206
Office Depot, Inc.	176,054	647,879
Outerwall, Inc. (b)	5,210	270,712
Perfumania Holdings, Inc. (a)	1,858	4,088
Rent-A-Center, Inc.	16,571	202,498
Ross Stores, Inc.	126,272	7,859,169
Sears Hometown & Outlet Stores, Inc. (a)(b)	7,167	47,159
Select Comfort Corp. (a)	15,318	402,098
Shagrir Group Vehicle Services Ltd.	1,202	2,387
Shoe Carnival, Inc.	6,746	200,086
Sportsman's Warehouse Holdings, Inc. (a)	13,189	135,187
Staples, Inc.	204,502	1,750,537
Stein Mart, Inc.	15,416	123,945
Tandy Leather Factory, Inc. (a)	1,041	7,391
The Children's Place Retail Stores, Inc.	6,134	499,308
Tile Shop Holdings, Inc. (a)	15,716	244,384
Tractor Supply Co.	42,092	3,533,623
Trans World Entertainment Corp. (a)	6,821	25,306
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	19,706	4,871,520
Urban Outfitters, Inc. (a)	37,366	1,339,571
West Marine, Inc. (a)	10,472	96,657
Winmark Corp.	1,713	177,467
Zumiez, Inc. (a)(b)	8,312	138,810
		38,983,260
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	4,097	5,039
Cherokee, Inc. (a)	3,256	36,663
Columbia Sportswear Co.	22,023	1,237,032
Crocs, Inc. (a)(b)	23,643	204,276
Crown Crafts, Inc.	1,184	11,864
Fossil Group, Inc. (a)(b)	15,384	439,367
G-III Apparel Group Ltd. (a)	14,340	452,714
Iconix Brand Group, Inc. (a)(b)	15,311	128,612
Joe's Jeans, Inc. (a)	147	797
Kingold Jewelry, Inc. (a)	26,949	60,096
Lakeland Industries, Inc. (a)(b)	2,257	22,277
lululemon athletica, Inc. (a)(b)	39,647	3,033,392
Perry Ellis International, Inc. (a)	4,580	85,371
Rocky Brands, Inc.	3,378	35,705
Sequential Brands Group, Inc. (a)(b)	19,492	142,097
Steven Madden Ltd. (a)(b)	19,512	684,676
Superior Uniform Group, Inc.	5,441	92,388
Vera Bradley, Inc. (a)	12,194	182,422
		6,854,788

TOTAL CONSUMER DISCRETIONARY		467,819,548

CONSUMER STAPLES - 5.5%
Beverages - 0.5%
Coca-Cola Bottling Co. Consolidated	2,235	335,921
Craft Brew Alliance, Inc. (a)	6,958	138,116
MGP Ingredients, Inc.	5,345	213,479
Monster Beverage Corp. (a)(b)	63,897	9,833,109
National Beverage Corp. (a)	14,929	742,419
Primo Water Corp. (a)	8,555	99,067
		11,362,111
Food & Staples Retailing - 2.3%
Andersons, Inc.	9,041	334,065
Casey's General Stores, Inc. (b)	12,319	1,617,608
Chefs' Warehouse Holdings (a)(b)	8,602	94,794
China Jo-Jo Drugstores, Inc. (a)	1,100	2,101
Costco Wholesale Corp.	138,058	22,377,821
G Willi-Food International Ltd. (a)	4,242	24,519
Ingles Markets, Inc. Class A	4,342	164,258
PriceSmart, Inc.	9,521	795,289
SpartanNash Co.	12,585	402,972
Sprouts Farmers Market LLC (a)(b)	47,816	1,077,294
United Natural Foods, Inc. (a)	16,145	736,212
Village Super Market, Inc. Class A	4,168	133,334
Walgreens Boots Alliance, Inc.	340,325	27,467,631
Whole Foods Market, Inc. (b)	100,009	3,038,273
		58,266,171
Food Products - 2.6%
Alico, Inc.	3,689	103,587
Blue Buffalo Pet Products, Inc. (a)(b)	62,520	1,611,766
Bridgford Foods Corp. (a)	433	6,374
Cal-Maine Foods, Inc. (b)	13,973	641,920
Calavo Growers, Inc.	5,571	328,410
Farmer Brothers Co. (a)(b)	6,095	195,162
Freshpet, Inc. (a)(b)	11,791	123,923
Inventure Foods, Inc. (a)(b)	6,705	64,971
J&J Snack Foods Corp.	5,993	731,146
John B. Sanfilippo & Son, Inc.	2,814	144,696
Lancaster Colony Corp.	8,717	1,172,698
Landec Corp. (a)	8,847	114,657
Lifeway Foods, Inc. (a)	5,561	68,956
Limoneira Co. (b)	5,024	83,449
Mondelez International, Inc.	487,709	21,956,659
Origin Agritech Ltd. (a)(b)	2,765	6,138
Pilgrim's Pride Corp. (b)	81,014	1,869,803
S&W Seed Co. (a)(b)	8,090	38,832
Sanderson Farms, Inc. (b)	6,985	672,167
Seneca Foods Corp. Class A (a)	3,635	107,233
SkyPeople Fruit Juice, Inc. (a)	213	2,684
Snyders-Lance, Inc. (b)	30,466	1,076,668
SunOpta, Inc. (a)(b)	28,883	191,783
The Hain Celestial Group, Inc. (a)(b)	32,524	1,195,257
The Kraft Heinz Co.	382,841	34,260,441
		66,769,380
Household Products - 0.0%
Central Garden & Pet Co. (a)	3,971	101,975
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,394	252,055
WD-40 Co. (b)	4,534	536,599
		890,629
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	9,081	126,771
Inter Parfums, Inc.	10,400	355,368
LifeVantage Corp. (a)(b)	4,117	50,474
Mannatech, Inc. (a)	1,439	24,333
Natural Alternatives International, Inc. (a)	2,371	24,089
Natural Health Trends Corp.	4,009	128,849
Nature's Sunshine Products, Inc.	7,919	107,619
Neptune Technologies & Bioressources, Inc. (a)(b)	17,693	17,269
Nutraceutical International Corp. (a)	4,423	112,035
Reliv International, Inc. (a)	923	665
Synutra International, Inc. (a)(b)	19,248	75,452
The Female Health Co. (a)	6,933	9,082
United-Guardian, Inc.	2,237	33,600
		1,065,606

TOTAL CONSUMER STAPLES		138,353,897

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock Partners LP	19,891	299,161
CSI Compressco LP	12,448	118,754
Dawson Geophysical Co. (a)	7,613	54,890
ENGlobal Corp. (a)	5,041	7,259
Forbes Energy Services Ltd. (a)	4,367	677
Geospace Technologies Corp. (a)(b)	4,623	81,688
Glori Energy, Inc. (a)(b)	5,415	1,088
Gulf Island Fabrication, Inc.	5,322	46,834
Matrix Service Co. (a)	8,713	161,103
Mitcham Industries, Inc. (a)	2,123	5,775
Ocean Rig UDW, Inc. (United States) (a)(b)	54,499	40,662
Patterson-UTI Energy, Inc. (b)	44,533	867,948
PHI, Inc. (non-vtg.) (a)	5,206	96,988
Profire Energy, Inc. (a)	7,873	9,211
RigNet, Inc. (a)	5,882	74,231
SAExploration Holdings, Inc.	25	273
Synthesis Energy Systems, Inc. (a)(b)	23,079	31,849
Tesco Corp.	12,146	82,714
		1,981,105
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (a)	25,964	36,350
Aemetis, Inc. (a)(b)	5,390	8,355
Alliance Holdings GP, LP	19,331	484,435
Alliance Resource Partners LP	23,935	488,035
Amyris, Inc. (a)(b)	62,993	25,229
Approach Resources, Inc. (a)(b)	15,911	52,825
Blueknight Energy Partners LP	13,867	79,735
Calumet Specialty Products Partners LP	26,709	148,769
Capital Product Partners LP	36,962	131,215
Carrizo Oil & Gas, Inc. (a)(b)	18,401	704,574
Clean Energy Fuels Corp. (a)(b)	34,988	152,898
Diamondback Energy, Inc.	22,645	2,156,936
Dorchester Minerals LP	11,954	177,995
EV Energy Partners LP	19,111	45,102
Gevo, Inc. (a)	314	185
Golar LNG Ltd. (b)	30,001	624,921
Golar LNG Partners LP	14,262	276,968
Green Plains Partners LP	2,104	38,756
Green Plains, Inc.	12,800	310,784
Gulfport Energy Corp. (a)	39,995	1,143,857
Hallador Energy Co.	13,014	82,379
Hongli Clean Energy Technologies Corp. (a)(b)	4,480	1,604
Isramco, Inc. (a)(b)	558	43,747
Legacy Reserves LP	24,413	31,005
Magellan Petroleum Corp. (a)	569	3,130
Marine Petroleum Trust	339	1,281
Martin Midstream Partners LP	11,473	227,395
Memorial Production Partners LP	27,639	52,514
Memorial Resource Development Corp. (a)	65,683	945,835
Mid-Con Energy Partners LP	7,322	17,573
Pacific Ethanol, Inc. (a)(b)	12,497	80,731
PDC Energy, Inc. (a)(b)	14,274	947,794
PennTex Midstream Partners LP	7,073	115,290
PrimeEnergy Corp. (a)	333	19,670
Renewable Energy Group, Inc. (a)(b)	13,388	120,090
Rex Energy Corp. (a)(b)	14,752	8,556
StealthGas, Inc. (a)(b)	12,561	44,466
Torchlight Energy Resources, Inc. (a)(b)	2,041	2,266
TransGlobe Energy Corp. (a)	19,974	37,011
U.S. Energy Corp. (a)	529	1,053
Uranium Resources, Inc. (a)	473	728
Vanguard Natural Resources LLC (b)	42,060	52,575
Vertex Energy, Inc. (a)(b)	4,311	5,432
Viper Energy Partners LP	26,146	420,951
Westmoreland Coal Co. (a)	4,186	32,107
Zion Oil & Gas, Inc. (a)	3,214	4,500
		10,387,607

TOTAL ENERGY		12,368,712

FINANCIALS - 8.4%
Banks - 2.9%
1st Source Corp.	9,007	318,758
Access National Corp.	5,325	118,641
ACNB Corp.	2,601	70,747
Allegiance Bancshares, Inc. (a)(b)	4,276	112,245
American National Bankshares, Inc.	4,129	110,533
American River Bankshares (a)	684	6,990
Ameris Bancorp	9,364	326,054
Ames National Corp. (b)	4,791	130,411
Arrow Financial Corp.	6,349	205,835
Atlantic Capital Bancshares, Inc. (a)(b)	8,089	124,651
BancFirst Corp.	5,454	374,144
Bancorp, Inc., Delaware (a)(b)	14,800	91,612
Bank of Commerce Holdings	7,378	49,433
Bank of Marin Bancorp	2,183	106,356
Bank of the Ozarks, Inc. (b)	37,816	1,481,631
Bankwell Financial Group, Inc.	3,662	82,139
Banner Corp.	9,977	441,782
BBCN Bancorp, Inc.	36,710	631,412
BCB Bancorp, Inc.	4,294	46,976
Blue Hills Bancorp, Inc.	7,847	115,743
BNC Bancorp	13,476	331,105
BOK Financial Corp. (b)	20,842	1,439,557
Boston Private Financial Holdings, Inc.	24,048	309,738
Bridge Bancorp, Inc.	6,456	192,453
Brookline Bancorp, Inc., Delaware	24,941	297,796
Bryn Mawr Bank Corp.	5,543	178,318
C & F Financial Corp.	1,712	72,777
California First National Bancorp (b)	3,963	59,445
Camden National Corp.	3,354	155,089
Capital Bank Financial Corp. Series A	7,905	247,506
Capital City Bank Group, Inc.	9,275	129,757
Cardinal Financial Corp.	11,128	298,787
Carolina Financial Corp. (b)	4,948	106,135
Cascade Bancorp (a)	33,333	200,665
Cathay General Bancorp	23,794	747,607
Centerstate Banks of Florida, Inc.	14,725	264,756
Central Valley Community Bancorp	4,976	76,431
Century Bancorp, Inc. Class A (non-vtg.)	1,598	70,120
Chemical Financial Corp. (b)	20,148	495,909
Chemung Financial Corp. (b)	2,085	61,257
Citizens & Northern Corp.	5,396	116,662
Citizens Holding Co. (b)	1,328	30,092
City Holding Co.	4,893	247,537
Civista Bancshares, Inc.	1,242	17,885
CNB Financial Corp., Pennsylvania	7,829	157,754
CoBiz, Inc.	14,313	187,930
Codorus Valley Bancorp, Inc.	3,778	78,620
Colony Bankcorp, Inc. (a)	217	2,127
Columbia Banking Systems, Inc.	18,260	603,310
Commerce Bancshares, Inc. (b)	29,072	1,473,369
Community Trust Bancorp, Inc.	5,970	220,054
CommunityOne Bancorp (a)(b)	10,274	138,494
ConnectOne Bancorp, Inc.	13,883	246,979
County Bancorp, Inc.	1,532	32,172
CU Bancorp (a)	6,745	163,229
CVB Financial Corp. (b)	32,223	573,247
DNB Financial Corp.	927	23,870
Eagle Bancorp, Inc. (a)(b)	11,065	572,724
East West Bancorp, Inc.	44,767	1,662,646
Eastern Virginia Bankshares, Inc.	5,032	38,797
Enterprise Bancorp, Inc.	3,918	97,284
Enterprise Financial Services Corp.	7,240	222,992
Equity Bancshares, Inc.	2,827	68,385
Farmers Capital Bank Corp.	4,701	140,560
Farmers National Banc Corp.	12,161	121,245
Fidelity Southern Corp.	8,808	158,104
Fifth Third Bancorp	235,413	4,745,926
Financial Institutions, Inc.	7,199	193,509
First Bancorp, North Carolina	9,582	192,119
First Busey Corp.	11,758	274,549
First Business Finance Services, Inc.	3,986	90,801
First Citizen Bancshares, Inc.	3,681	1,048,754
First Community Bancshares, Inc.	6,673	159,952
First Connecticut Bancorp, Inc.	5,957	104,367
First Financial Bancorp, Ohio	19,433	423,639
First Financial Bankshares, Inc. (b)	21,119	773,378
First Financial Corp., Indiana	4,154	169,816
First Financial Northwest, Inc.	6,788	88,991
First Foundation, Inc. (a)	5,772	144,589
First Hawaiian, Inc.	42,100	1,119,018
First Internet Bancorp	1,663	39,663
First Interstate Bancsystem, Inc.	6,117	188,037
First Merchants Corp.	13,461	365,466
First Midwest Bancorp, Inc., Delaware	23,888	467,488
First NBC Bank Holding Co. (a)	5,831	76,153
First Northwest Bancorp (a)	4,336	57,062
First of Long Island Corp.	6,181	202,737
First South Bancorp, Inc., Virginia	619	6,066
First United Corp. (a)	493	5,157
Flushing Financial Corp.	9,009	208,919
Fulton Financial Corp.	50,488	730,056
German American Bancorp, Inc.	6,978	257,209
Glacier Bancorp, Inc. (b)	23,700	709,578
Great Southern Bancorp, Inc.	5,315	223,708
Green Bancorp, Inc. (a)	12,894	131,519
Grupo Financiero Galicia SA sponsored ADR (b)	14,531	432,443
Guaranty Bancorp	9,082	167,835
Hancock Holding Co.	23,580	769,415
Hanmi Financial Corp.	11,583	303,822
Hawthorn Bancshares, Inc.	705	9,933
Heartland Financial U.S.A., Inc.	7,625	276,940
Heritage Commerce Corp.	12,633	145,153
Heritage Financial Corp., Washington	12,452	230,113
Heritage Oaks Bancorp	17,327	139,829
Home Bancshares, Inc.	44,312	1,036,901
HomeTrust Bancshares, Inc. (a)	7,652	146,306
Horizon Bancorp Industries	6,223	174,306
Huntington Bancshares, Inc.	334,756	3,350,908
IBERIABANK Corp.	12,612	867,327
Independent Bank Corp.	10,104	164,796
Independent Bank Corp., Massachusetts	8,366	443,231
Independent Bank Group, Inc.	5,870	257,810
International Bancshares Corp.	22,046	653,664
Investar Holding Corp.	1,376	20,915
Investors Bancorp, Inc.	94,295	1,155,114
Lakeland Bancorp, Inc.	17,459	238,315
Lakeland Financial Corp.	8,143	291,845
Landmark Bancorp, Inc.	518	13,515
LCNB Corp.	4,073	71,644
LegacyTexas Financial Group, Inc.	14,562	441,665
Live Oak Bancshares, Inc.	10,398	147,236
Macatawa Bank Corp. (b)	15,222	118,427
MainSource Financial Group, Inc.	5,741	138,530
MB Financial, Inc.	22,351	875,712
MBT Financial Corp.	9,373	79,483
Mercantile Bank Corp.	6,559	175,781
Merchants Bancshares, Inc.	2,816	93,491
Middleburg Financial Corp. (b)	2,232	63,567
Midland States Bancorp, Inc.	3,974	96,727
MidWestOne Financial Group, Inc.	5,221	155,690
MutualFirst Financial, Inc.	3,641	101,001
National Bankshares, Inc. (b)	2,969	106,528
National Commerce Corp. (a)(b)	4,298	115,702
NBT Bancorp, Inc.	16,344	527,748
Nicolet Bankshares, Inc. (a)	2,006	75,085
Northeast Bancorp	1,292	14,716
Northrim Bancorp, Inc.	2,711	69,673
Norwood Financial Corp.	895	25,776
Oak Valley Bancorp Oakdale California	1,916	19,332
Ohio Valley Banc Corp.	1,615	35,223
Old Line Bancshares, Inc.	4,801	92,851
Old National Bancorp, Indiana	33,662	476,654
Old Point Financial Corp.	453	8,947
Old Second Bancorp, Inc.	12,946	105,639
Opus Bank	10,235	357,406
Orrstown Financial Services, Inc.	2,177	44,389
Pacific Continental Corp.	8,315	137,198
Pacific Mercantile Bancorp (a)	11,962	91,868
Pacific Premier Bancorp, Inc. (a)	8,601	232,141
PacWest Bancorp	36,730	1,590,776
Park Sterling Corp.	17,930	152,046
Patriot National Bancorp, Inc. (a)	1,723	22,485
Peapack-Gladstone Financial Corp.	5,501	109,910
Penns Woods Bancorp, Inc. (b)	2,428	107,269
People's Utah Bancorp	5,658	111,349
Peoples Bancorp of North Carolina	1,863	39,198
Peoples Bancorp, Inc.	6,192	147,184
Peoples Financial Services Corp. (b)	3,284	126,237
Peoples United Financial, Inc. (b)	91,608	1,488,630
Pinnacle Financial Partners, Inc.	13,005	737,253
Popular, Inc.	31,337	1,231,857
Preferred Bank, Los Angeles	4,831	169,327
Premier Financial Bancorp, Inc.	5,064	84,670
PrivateBancorp, Inc.	24,252	1,114,379
QCR Holdings, Inc.	4,346	135,682
Renasant Corp.	13,809	489,529
Republic Bancorp, Inc., Kentucky Class A	7,206	230,664
Republic First Bancorp, Inc. (a)(b)	15,141	62,078
S&T Bancorp, Inc.	12,564	361,215
Sandy Spring Bancorp, Inc.	9,397	296,287
SB Financial Group, Inc.	723	9,038
Seacoast Banking Corp., Florida (a)	12,593	207,155
ServisFirst Bancshares, Inc.	7,609	398,788
Shore Bancshares, Inc.	6,024	70,059
Sierra Bancorp	5,359	97,695
Signature Bank (a)	16,679	2,035,005
Simmons First National Corp. Class A	9,854	494,572
SmartFinancial, Inc. (a)	1,062	16,493
South State Corp.	7,803	592,950
Southern First Bancshares, Inc. (a)(b)	2,719	77,056
Southern National Bancorp of Virginia, Inc. (b)	5,523	68,596
Southside Bancshares, Inc.	8,738	287,043
Southwest Bancorp, Inc., Oklahoma	6,487	127,015
State Bank Financial Corp.	14,199	327,429
Stock Yards Bancorp, Inc.	7,992	255,025
Stonegate Bank	3,742	121,840
Summit Financial Group, Inc. (b)	4,582	89,028
Sun Bancorp, Inc.	7,432	169,747
SVB Financial Group (a)(b)	16,192	1,798,284
Talmer Bancorp, Inc. Class A	19,940	463,804
Texas Capital Bancshares, Inc. (a)	14,348	753,557
The First Bancorp, Inc.	4,381	98,616
TowneBank	19,325	459,742
Trico Bancshares	8,202	221,782
TriState Capital Holdings, Inc. (a)	11,591	173,459
Triumph Bancorp, Inc. (a)	5,436	103,936
Trustmark Corp.	16,423	465,756
UMB Financial Corp.	15,154	921,363
Umpqua Holdings Corp.	67,154	1,102,669
Union Bankshares Corp.	13,468	374,814
Union Bankshares, Inc. (b)	744	25,333
United Bankshares, Inc., West Virginia (b)	22,150	872,710
United Community Bank, Inc.	16,048	336,687
United Security Bancshares, Inc.(a)(b)	450	4,073
United Security Bancshares, California	1,202	7,513
Univest Corp. of Pennsylvania	11,157	260,404
Veritex Holdings, Inc. (a)	5,040	86,436
Washington Trust Bancorp, Inc.	5,751	242,405
WashingtonFirst Bankshares, Inc.	3,807	94,680
Wellesley Bancorp, Inc.	1,635	35,251
WesBanco, Inc.	12,652	414,100
West Bancorp., Inc.	7,617	149,522
Westamerica Bancorp. (b)	7,632	388,011
Wintrust Financial Corp.	14,583	810,523
Xenith Bankshares, Inc. (a)(b)	89,325	209,021
Your Community Bankshares, Inc.	1,261	49,217
Zions Bancorporation	61,815	1,890,921
		74,729,009
Capital Markets - 1.1%
American Capital Ltd. (a)	69,908	1,180,746
American Capital Senior Floating Ltd.	6,994	80,081
BGC Partners, Inc. Class A	84,480	740,890
Calamos Asset Management, Inc. Class A	10,100	70,599
Capital Southwest Corp.	8,313	124,030
Capitala Finance Corp.	7,384	111,425
Carlyle Group LP	26,223	406,194
CM Finance, Inc.	5,770	55,507
Cowen Group, Inc. Class A (a)(b)	35,439	132,896
Diamond Hill Investment Group, Inc.	1,238	234,415
E*TRADE Financial Corp. (a)	86,885	2,292,026
FBR & Co.	4,327	61,141
Fifth Street Asset Management, Inc. Class A (b)	4,060	24,847
Financial Engines, Inc. (b)	19,903	636,299
Harris & Harris Group, Inc. (a)(b)	12,222	19,311
Harvest Capital Credit Corp.	3,560	44,500
Hennessy Advisors, Inc.	2,494	84,796
Horizon Technology Finance Corp. (b)	4,364	59,219
Interactive Brokers Group, Inc.	20,505	735,719
INTL FCStone, Inc. (a)	6,458	232,617
LPL Financial (b)	28,221	839,010
Newtek Business Services Corp.	6,404	86,262
Northern Trust Corp.	72,847	5,142,270
Quinpario Acquistion Corp. 2 (a)	8,348	82,478
SEI Investments Co.	51,272	2,363,639
Siebert Financial Corp. (a)	2,067	2,666
Silvercrest Asset Management Group Class A	4,684	58,035
T. Rowe Price Group, Inc. (b)	78,690	5,472,103
TD Ameritrade Holding Corp. (b)	169,183	5,560,199
U.S. Global Investments, Inc. Class A	870	1,705
Virtu Financial, Inc. Class A	13,610	221,979
Virtus Investment Partners, Inc. (b)	2,673	243,778
WisdomTree Investments, Inc. (b)	43,387	455,564
		27,856,946
Consumer Finance - 0.2%
Asta Funding, Inc. (a)(b)	7,175	79,858
Atlanticus Holdings Corp. (a)	2,291	6,919
Consumer Portfolio Services, Inc. (a)	11,810	45,350
Credit Acceptance Corp. (a)(b)	6,423	1,282,352
Encore Capital Group, Inc. (a)(b)	8,260	178,086
EZCORP, Inc. (non-vtg.) Class A (a)	17,248	178,517
First Cash Financial Services, Inc.	9,071	469,152
Navient Corp.	101,306	1,456,780
Nicholas Financial, Inc. (a)	4,973	52,565
PRA Group, Inc. (a)(b)	14,880	475,862
SLM Corp. (a)	134,591	997,992
World Acceptance Corp. (a)(b)	3,024	145,485
		5,368,918
Diversified Financial Services - 1.7%
A-Mark Precious Metals, Inc.	2,324	39,159
Broadcom Ltd.	122,898	21,681,665
CBOE Holdings, Inc.	26,068	1,790,611
China Commercial Credit, Inc. (a)	1,526	4,395
CME Group, Inc.	106,629	11,553,252
MarketAxess Holdings, Inc.	11,729	1,976,806
Marlin Business Services Corp.	6,662	125,246
Morningstar, Inc.	14,883	1,236,331
NewStar Financial, Inc. (a)	16,205	182,630
PICO Holdings, Inc. (a)	9,027	99,478
Resource America, Inc. Class A	7,199	70,262
The NASDAQ OMX Group, Inc.	51,828	3,690,672
TheStreet.com, Inc.	8,907	10,243
Tiptree Financial, Inc.	13,335	72,809
Value Line, Inc. (b)	1,458	25,982
		42,559,541
Insurance - 1.0%
AMBAC Financial Group, Inc. (a)	14,678	266,259
American Independence Corp. (a)	848	20,980
American National Insurance Co.	8,558	999,746
Amerisafe, Inc.	5,866	352,019
AmTrust Financial Services, Inc. (b)	55,454	1,468,976
Arch Capital Group Ltd. (a)	39,970	3,235,172
Argo Group International Holdings, Ltd.	9,354	530,746
Atlas Financial Holdings, Inc. (a)	5,400	94,662
Baldwin & Lyons, Inc. Class B	5,653	142,682
Cincinnati Financial Corp.	50,920	3,926,441
CNinsure, Inc. ADR (a)	13,271	109,486
Conifer Holdings, Inc.	3,170	24,029
Donegal Group, Inc. Class A	7,355	118,342
eHealth, Inc. (a)	6,376	71,666
EMC Insurance Group	7,434	207,037
Enstar Group Ltd. (a)(b)	5,289	881,095
Erie Indemnity Co. Class A (b)	15,088	1,539,429
Federated National Holding Co.	4,343	79,347
Global Indemnity PLC (a)	5,659	163,262
Greenlight Capital Re, Ltd. (a)	9,525	204,311
Hallmark Financial Services, Inc. (a)	8,020	84,771
Health Insurance Innovations, Inc. (a)	2,090	11,955
Infinity Property & Casualty Corp.	3,697	311,509
Investors Title Co.	621	60,895
James River Group Holdings Ltd.	9,997	365,290
Kingstone Companies, Inc.	3,333	30,064
Maiden Holdings Ltd. (b)	24,139	333,360
National General Holdings Corp.	33,870	771,897
National Interstate Corp.	6,380	207,541
National Western Life Group, Inc.	1,104	214,187
Navigators Group, Inc.	4,417	415,021
Oxbridge Re Holdings Ltd.	1,344	6,720
Safety Insurance Group, Inc.	4,690	311,651
Selective Insurance Group, Inc.	18,071	721,033
State Auto Financial Corp.	14,792	339,624
State National Companies, Inc.	15,066	153,221
Unico American Corp. (a)	912	10,123
United Fire Group, Inc.	7,990	345,248
United Insurance Holdings Corp.	6,540	103,005
Willis Group Holdings PLC	43,235	5,361,572
WMI Holdings Corp. (a)(b)	78,943	196,568
		24,790,942
Real Estate Investment Trusts - 1.0%
American Capital Agency Corp.	103,472	1,998,044
American Capital Mortgage Investment Corp.	14,816	252,687
CareTrust (REIT), Inc.	17,834	265,013
CIM Commercial Trust Corp.	24,432	411,924
Communications Sales & Leasing, Inc.	47,444	1,480,253
CyrusOne, Inc.	25,002	1,271,102
Equinix, Inc.	21,788	8,032,146
Gaming & Leisure Properties	63,989	2,189,064
Gladstone Commercial Corp.	7,404	133,272
Gladstone Land Corp.	5,578	65,318
Global Self Storage, Inc.	4,374	23,663
Government Properties Income Trust (b)	22,500	524,250
Gyrodyne LLC	1,037	22,026
Hospitality Properties Trust (SBI)	47,800	1,457,422
Lamar Advertising Co. Class A	26,476	1,650,249
New York Mortgage Trust, Inc. (b)	32,846	198,390
Potlatch Corp.	12,898	488,447
Retail Opportunity Investments Corp.	33,817	754,457
Sabra Health Care REIT, Inc.	20,579	524,353
Select Income REIT	28,200	769,578
Senior Housing Properties Trust (SBI)	74,900	1,673,266
Sotherly Hotels, Inc.	7,917	46,314
United Development Funding IV (b)	9,244	29,581
		24,260,819
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	5,841	190,300
AV Homes, Inc. (a)	7,112	107,889
China HGS Real Estate, Inc. (a)(b)	10,514	24,392
Colliers International Group, Inc.	12,010	494,174
Cresud S.A.C.I.F. y A. sponsored ADR (a)(b)	15,597	275,755
Elbit Imaging Ltd. (a)	37	145
FirstService Corp.	10,929	524,699
FRP Holdings, Inc. (a)	3,769	126,865
Griffin Industrial Realty, Inc.	1,362	43,352
Landmark Infrastructure Partners LP	5,278	96,060
Stratus Properties, Inc. (a)(b)	2,797	53,115
The RMR Group, Inc.	5,203	200,576
		2,137,322
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	22,769	133,882
ASB Bancorp, Inc. (a)	1,233	32,058
Bank Mutual Corp.	13,473	105,089
BankFinancial Corp.	9,953	122,820
Bear State Financial, Inc. (b)	13,538	126,716
Beneficial Bancorp, Inc.	26,398	398,082
BofI Holding, Inc. (a)(b)	19,664	422,776
BSB Bancorp, Inc. (a)(b)	5,184	125,453
Capitol Federal Financial, Inc.	43,406	624,178
Carver Bancorp, Inc. (a)	695	2,989
Charter Financial Corp.	6,783	89,196
Chicopee Bancorp, Inc.	1,629	29,632
Clifton Bancorp, Inc.	8,596	127,651
Dime Community Bancshares, Inc.	11,555	204,061
ESSA Bancorp, Inc. (b)	5,151	70,826
First Clover Leaf Financial Corp.	1,082	13,525
First Defiance Financial Corp.	3,399	154,621
Hingham Institution for Savings	854	110,952
HMN Financial, Inc. (a)	448	6,393
Home Bancorp, Inc.	2,884	83,175
HomeStreet, Inc. (a)	7,795	203,138
HopFed Bancorp, Inc.	1,199	13,693
Kearny Financial Corp.	24,169	330,874
Lake Shore Bancorp, Inc.	812	10,783
Lake Sunapee Bank Group (b)	3,331	59,692
Lendingtree, Inc. (a)	3,662	355,214
Malvern Bancorp, Inc. (a)	1,500	24,600
Meridian Bancorp, Inc.	18,347	286,580
Meta Financial Group, Inc.	2,741	168,709
NMI Holdings, Inc. (a)	20,555	163,207
Northfield Bancorp, Inc.	19,890	316,052
Northwest Bancshares, Inc. (b)	28,583	443,608
Ocean Shore Holding Co.	2,171	49,933
OceanFirst Financial Corp.	6,340	125,659
Oritani Financial Corp.	13,266	213,185
Provident Financial Holdings, Inc.	4,259	81,347
Prudential Bancorp, Inc.	3,638	53,770
Riverview Bancorp, Inc.	4,177	22,013
Severn Bancorp, Inc. (a)	677	4,428
SI Financial Group, Inc.	7,040	94,829
Southern Missouri Bancorp, Inc.	3,040	74,541
Territorial Bancorp, Inc.	5,176	147,827
TFS Financial Corp.	96,223	1,745,485
Trustco Bank Corp., New York	36,411	259,975
United Community Financial Corp.	21,064	137,127
United Financial Bancorp, Inc. New	18,056	252,603
Washington Federal, Inc. (b)	27,041	716,587
Waterstone Financial, Inc.	14,845	250,881
Westfield Financial, Inc.	7,742	58,607
WSFS Financial Corp.	9,167	356,596
		10,005,618

TOTAL FINANCIALS		211,709,115

HEALTH CARE - 13.8%
Biotechnology - 8.7%
Abeona Therapeutics, Inc. (a)(b)	19,068	77,416
ACADIA Pharmaceuticals, Inc. (a)(b)	35,802	1,150,318
Acceleron Pharma, Inc. (a)	11,432	343,074
Achillion Pharmaceuticals, Inc. (a)(b)	43,363	358,178
Acorda Therapeutics, Inc. (a)	14,468	348,389
Adamas Pharmaceuticals, Inc. (a)(b)	6,461	88,322
Adaptimmune Therapeutics PLC sponsored ADR (a)	7,934	53,158
ADMA Biologics, Inc. (a)(b)	4,173	23,828
Aduro Biotech, Inc. (a)(b)	20,491	288,718
Advanced Accelerator Applications SA sponsored ADR	1,720	59,220
Advaxis, Inc. (a)(b)	9,693	111,760
Adverum Biotechnologies, Inc. (a)	17,955	64,279
Aegerion Pharmaceuticals, Inc. (a)	7,858	12,809
Affimed NV (a)(b)	8,764	21,998
Agenus, Inc. (a)(b)	32,579	201,664
Agios Pharmaceuticals, Inc. (a)(b)	11,838	436,112
Aimmune Therapeutics, Inc. (a)(b)	13,570	200,429
Akebia Therapeutics, Inc. (a)(b)	12,072	98,145
Alder Biopharmaceuticals, Inc. (a)(b)	16,011	527,883
Aldeyra Therapeutics, Inc. (a)(b)	4,419	24,525
Alexion Pharmaceuticals, Inc. (a)	70,622	8,888,485
Alkermes PLC (a)	47,861	2,094,876
Alnylam Pharmaceuticals, Inc. (a)(b)	27,154	1,896,707
AMAG Pharmaceuticals, Inc. (a)(b)	10,616	252,979
Amarin Corp. PLC ADR (a)(b)	60,435	169,218
Amgen, Inc. (b)	236,698	40,252,862
Amicus Therapeutics, Inc. (a)(b)	40,229	269,132
Anavex Life Sciences Corp. (a)(b)	12,694	38,844
Anthera Pharmaceuticals, Inc. (a)(b)	9,885	28,469
Applied Genetic Technologies Corp. (a)	5,947	76,003
Aquinox Pharmaceuticals, Inc. (a)(b)	4,762	50,572
Arbutus Biopharma Corp. (a)(b)	21,181	80,700
Ardelyx, Inc. (a)(b)	11,279	112,452
Arena Pharmaceuticals, Inc. (a)(b)	79,017	122,476
Argos Therapeutics, Inc. (a)(b)	8,388	41,521
ARIAD Pharmaceuticals, Inc. (a)(b)	57,467	594,209
ArQule, Inc. (a)	26,211	38,792
Array BioPharma, Inc. (a)	47,338	162,369
Arrowhead Pharmaceuticals, Inc. (a)(b)	18,114	125,530
Ascendis Pharma A/S sponsored ADR (a)(b)	6,221	114,715
Atara Biotherapeutics, Inc. (a)(b)	8,935	174,590
Athersys, Inc. (a)(b)	32,263	61,622
aTyr Pharma, Inc. (a)(b)	8,217	23,994
Aurinia Pharmaceuticals, Inc. (a)(b)	9,563	18,552
AVEO Pharmaceuticals, Inc. (a)(b)	33,803	31,433
Aviragen Therapeutics, Inc. (a)	7,051	9,378
BeiGene Ltd. ADR (b)	2,153	61,813
Bellicum Pharmaceuticals, Inc. (a)(b)	9,264	159,526
BioCryst Pharmaceuticals, Inc. (a)(b)	21,424	88,053
Biogen, Inc. (a)	69,029	21,097,333
BioMarin Pharmaceutical, Inc. (a)	51,372	4,823,317
Biospecifics Technologies Corp. (a)	1,935	70,802
bluebird bio, Inc. (a)(b)	11,488	566,818
Blueprint Medicines Corp. (a)(b)	9,872	275,231
Calithera Biosciences, Inc. (a)(b)	7,315	22,677
Cancer Genetics, Inc. (a)(b)	3,642	7,357
Capricor Therapeutics, Inc. (a)	3,109	11,068
Cara Therapeutics, Inc. (a)(b)	8,007	43,398
CareDx, Inc. (a)	5,786	26,963
Cascadian Therapeutics, Inc. (a)(b)	32,326	37,175
CASI Pharmaceuticals, Inc. (a)	899	1,016
Catabasis Pharmaceuticals, Inc. (a)(b)	5,874	29,311
Catalyst Biosciences, Inc. (a)	1,132	1,358
Catalyst Pharmaceutical Partners, Inc. (a)(b)	24,398	24,398
Celgene Corp. (a)	244,644	26,113,301
Celldex Therapeutics, Inc. (a)(b)	29,930	99,368
Cellectis SA sponsored ADR (a)	2,735	72,532
Cellular Biomedicine Group, Inc. (a)	3,536	49,398
Celsion Corp. (a)(b)	10,874	13,375
Cepheid, Inc. (a)	22,713	779,510
Cerulean Pharma, Inc. (a)	8,259	8,424
ChemoCentryx, Inc. (a)	16,612	83,060
Chiasma, Inc. (a)(b)	6,835	16,882
Chimerix, Inc. (a)	15,639	75,224
China Biologic Products, Inc. (a)(b)	8,448	929,618
Cidara Therapeutics, Inc. (a)(b)	4,301	49,763
Cleveland Biolabs, Inc. (a)(b)	4,912	9,136
Clovis Oncology, Inc. (a)(b)	11,637	288,248
Coherus BioSciences, Inc. (a)(b)	12,277	365,486
Colucid Pharmaceuticals, Inc. (a)(b)	4,541	46,636
Conatus Pharmaceuticals, Inc. (a)(b)	3,522	6,375
Concert Pharmaceuticals, Inc. (a)	6,666	64,794
ContraFect Corp. (a)	12,357	28,050
Corbus Pharmaceuticals Holdings, Inc. (a)	14,493	59,276
CTI BioPharma Corp. (a)(b)	78,057	30,676
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)	46,136	81,199
Cyclacel Pharmaceuticals, Inc.	7,372	41,799
Cytokinetics, Inc. (a)(b)	13,407	161,822
CytomX Therapeutics, Inc. (a)	11,165	130,965
Cytori Therapeutics, Inc. (a)(b)	4,734	9,610
CytRx Corp. (a)(b)	18,151	10,195
DBV Technologies SA sponsored ADR (a)(b)	7,882	272,560
Dicerna Pharmaceuticals, Inc. (a)(b)	5,947	18,733
Dimension Therapeutics, Inc. (b)	8,907	52,908
Dyax Corp. rights 12/31/19 (a)	43,075	104,242
Dynavax Technologies Corp. (a)(b)	11,477	179,730
Eagle Pharmaceuticals, Inc. (a)	5,119	305,860
Edge Therapeutics, Inc. (a)(b)	8,818	78,392
Editas Medicine, Inc. (b)	11,522	193,800
Eiger Biopharmaceuticals, Inc. (a)	2,548	38,016
Eleven Biotherapeutics, Inc. (a)(b)	5,420	26,450
Enanta Pharmaceuticals, Inc. (a)	5,883	129,367
Enzymotec Ltd. (a)	8,720	64,266
Epizyme, Inc. (a)(b)	17,679	129,233
Esperion Therapeutics, Inc. (a)(b)	7,431	80,032
Exact Sciences Corp. (a)(b)	29,396	542,944
Exelixis, Inc. (a)(b)	73,826	823,160
Fate Therapeutics, Inc. (a)(b)	9,778	25,423
Fibrocell Science, Inc. (a)(b)	11,742	11,272
FibroGen, Inc. (a)	20,092	347,793
Five Prime Therapeutics, Inc. (a)	8,272	363,803
Flexion Therapeutics, Inc. (a)	7,034	117,327
Fortress Biotech, Inc. (a)(b)	18,811	51,354
Forward Pharma A/S sponsored ADR (a)	4,401	86,744
Foundation Medicine, Inc. (a)(b)	10,792	221,452
Galapagos Genomics NV sponsored ADR (a)(b)	2,746	149,108
Galectin Therapeutics, Inc. (a)(b)	9,741	16,755
Galena Biopharma, Inc. (a)(b)	50,684	20,492
Galmed Pharmaceuticals Ltd. (a)	4,237	16,312
Genocea Biosciences, Inc. (a)(b)	9,398	50,373
Genomic Health, Inc. (a)	10,671	282,461
GenVec, Inc. (a)(b)	3,850	2,006
Geron Corp. (a)(b)	52,259	140,577
Gilead Sciences, Inc.	419,564	32,885,426
Global Blood Therapeutics, Inc. (a)(b)	9,465	160,810
GlycoMimetics, Inc. (a)	6,164	45,675
Grifols SA ADR (b)	46,807	744,699
GTx, Inc. (a)(b)	5,496	3,078
Halozyme Therapeutics, Inc. (a)(b)	40,922	401,036
Harvard Apparatus (a)	528	528
Heron Therapeutics, Inc. (a)(b)	11,769	218,903
Histogenics Corp. (a)	3,605	11,212
Idera Pharmaceuticals, Inc. (a)(b)	34,537	65,966
Ignyta, Inc. (a)	9,721	53,563
Immune Design Corp. (a)(b)	5,994	42,258
ImmunoGen, Inc. (a)(b)	26,823	75,373
Immunomedics, Inc. (a)(b)	28,416	78,712
Incyte Corp. (a)	59,497	4,825,207
Infinity Pharmaceuticals, Inc. (a)(b)	15,673	23,823
Inotek Pharmaceuticals Corp. (a)(b)	7,577	53,797
Inovio Pharmaceuticals, Inc. (a)(b)	22,124	202,877
Insmed, Inc. (a)	20,823	269,658
Insys Therapeutics, Inc. (a)(b)	22,974	327,839
Intellia Therapeutics, Inc. (a)(b)	11,913	231,708
Intercept Pharmaceuticals, Inc. (a)(b)	7,745	1,148,661
Ionis Pharmaceuticals, Inc. (a)(b)	38,447	1,139,954
Ironwood Pharmaceuticals, Inc. Class A (a)	41,135	548,741
Juno Therapeutics, Inc. (a)(b)	33,082	978,566
Kamada (a)	8,190	39,476
Karyopharm Therapeutics, Inc. (a)(b)	11,890	118,306
Keryx Biopharmaceuticals, Inc. (a)(b)	35,650	146,165
Kindred Biosciences, Inc. (a)	6,727	27,917
Kite Pharma, Inc. (a)(b)	15,269	879,800
La Jolla Pharmaceutical Co. (a)(b)	6,107	99,849
Lexicon Pharmaceuticals, Inc. (a)(b)	32,844	455,875
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	6,370	658,085
General CVR	1,518	46
Glucagon CVR (a)	1,518	53
MRK CVR rights (a)	1,639	0
rights (a)	1,518	8
TR Beta CVR	1,518	32
Lion Biotechnologies, Inc. (a)(b)	15,660	124,654
Loxo Oncology, Inc. (a)(b)	6,079	167,416
Macrocure Ltd. (a)(b)	5,698	10,826
Macrogenics, Inc. (a)	10,782	321,411
Madrigal Pharmaceuticals, Inc. (a)	1,121	12,880
MannKind Corp. (a)(b)	134,155	107,458
MediciNova, Inc. (a)(b)	10,329	60,838
Medivation, Inc. (a)	52,058	4,193,792
MEI Pharma, Inc. (a)	6,684	11,964
Merrimack Pharmaceuticals, Inc. (a)(b)	42,620	196,904
Mesoblast Ltd. sponsored ADR (a)(b)	2,255	11,275
MiMedx Group, Inc. (a)(b)	35,879	259,764
Minerva Neurosciences, Inc. (a)	7,379	90,171
Mirati Therapeutics, Inc. (a)	11,692	59,045
Momenta Pharmaceuticals, Inc. (a)	23,588	283,528
Myriad Genetics, Inc. (a)	22,220	452,399
NantKwest, Inc. (a)(b)	25,048	202,638
Natera, Inc. (a)(b)	16,743	166,593
Neothetics, Inc. (a)(b)	4,838	4,701
Neuralstem, Inc. (a)(b)	28,402	8,009
Neurocrine Biosciences, Inc. (a)	27,461	1,330,760
NewLink Genetics Corp. (a)	8,904	90,643
Nexvet Biopharma PLC (a)(b)	5,964	23,975
Nivalis Therapeutics, Inc. (a)	8,540	54,571
Northwest Biotherapeutics, Inc. (a)(b)	27,004	9,060
Novavax, Inc. (a)(b)	90,849	621,407
Nymox Pharmaceutical Corp. (a)(b)	11,657	40,333
Ohr Pharmaceutical, Inc. (a)(b)	12,628	36,116
OncoGenex Pharmaceuticals, Inc. (a)(b)	48,200	26,028
Oncolytics Biotech, Inc. (a)	17,521	4,543
OncoMed Pharmaceuticals, Inc. (a)	10,328	103,177
Onconova Therapeutics, Inc. (a)	282	914
OncoSec Medical, Inc. (a)(b)	4,800	8,160
Ophthotech Corp. (a)	11,037	582,864
Opko Health, Inc. (a)(b)	164,800	1,499,680
Osiris Therapeutics, Inc. (b)	12,134	60,791
Otonomy, Inc. (a)	10,298	169,402
OvaScience, Inc. (a)(b)	8,806	53,629
OXiGENE, Inc. (a)	4,000	2,640
PDL BioPharma, Inc.	54,324	158,083
Peregrine Pharmaceuticals, Inc. (a)(b)	84,708	30,664
Pieris Pharmaceuticals, Inc. (a)	12,868	20,589
Pluristem Therapeutics, Inc. (a)(b)	26,881	44,622
Portola Pharmaceuticals, Inc. (a)(b)	18,220	370,959
Prana Biotechnology Ltd. ADR (a)	548	2,877
Progenics Pharmaceuticals, Inc. (a)(b)	19,073	119,778
ProNai Therapeutics, Inc. (a)(b)	10,497	19,210
ProQR Therapeutics BV (a)	8,978	52,701
Proteon Therapeutics, Inc. (a)(b)	4,823	42,539
Proteostasis Therapeutics, Inc. (b)	6,493	92,915
Prothena Corp. PLC (a)(b)	11,048	552,179
PTC Therapeutics, Inc. (a)	10,361	85,064
QLT, Inc. (a)	35,660	50,994
Radius Health, Inc. (a)(b)	13,432	736,611
Raptor Pharmaceutical Corp. (a)	28,933	215,551
Recro Pharma, Inc. (a)	2,448	23,280
Regeneron Pharmaceuticals, Inc. (a)	32,517	12,764,548
REGENXBIO, Inc. (a)(b)	8,063	94,418
Regulus Therapeutics, Inc. (a)(b)	17,161	54,400
Repligen Corp. (a)(b)	10,214	316,532
Retrophin, Inc. (a)	11,088	177,630
Rigel Pharmaceuticals, Inc. (a)	30,988	104,430
Sage Therapeutics, Inc. (a)(b)	10,300	382,851
Sangamo Biosciences, Inc. (a)(b)	23,422	100,480
Sarepta Therapeutics, Inc. (a)(b)	14,092	367,378
Seattle Genetics, Inc. (a)(b)	44,614	1,987,554
Seres Therapeutics, Inc. (a)(b)	12,580	131,713
Shire PLC sponsored ADR (b)	27,895	5,221,386
Sinovac Biotech Ltd. (a)	17,922	105,202
Sorrento Therapeutics, Inc. (a)(b)	20,174	134,359
Spark Therapeutics, Inc. (a)(b)	8,486	480,138
Spectrum Pharmaceuticals, Inc. (a)(b)	19,144	101,655
StemCells, Inc. (a)(b)	5,062	8,049
Stemline Therapeutics, Inc. (a)(b)	8,899	72,794
Strongbridge Biopharma PLC	4,354	20,725
Sunesis Pharmaceuticals, Inc. (a)	21,950	17,841
Syndax Pharmaceuticals, Inc. (b)	6,433	91,220
Synergy Pharmaceuticals, Inc. (a)(b)	58,630	277,320
T2 Biosystems, Inc. (a)(b)	8,756	58,140
Tenax Therapeutics, Inc. (a)(b)	12,195	28,170
TESARO, Inc. (a)(b)	16,154	1,368,082
TetraLogic Pharmaceuticals Corp. (a)	4,788	1,065
TG Therapeutics, Inc. (a)(b)	16,804	106,705
Threshold Pharmaceuticals, Inc. (a)	20,539	21,977
Tobira Therapeutics, Inc. (a)(b)	6,103	29,966
Tokai Pharmaceuticals, Inc. (a)(b)	10,069	11,076
TONIX Pharmaceuticals Holding (a)(b)	12,583	28,689
TRACON Pharmaceuticals, Inc. (a)	3,559	21,959
Transition Therapeutics, Inc. (a)	8,979	13,214
Trevena, Inc. (a)	19,772	134,054
Trillium Therapeutics, Inc. (a)(b)	4,186	54,251
Trovagene, Inc. (a)(b)	10,513	51,619
Ultragenyx Pharmaceutical, Inc. (a)(b)	12,463	821,561
uniQure B.V. (a)(b)	6,749	52,912
United Therapeutics Corp. (a)(b)	13,795	1,686,853
Vanda Pharmaceuticals, Inc. (a)	12,693	195,218
VBL Therapeutics (a)(b)	11,422	46,944
Verastem, Inc. (a)	8,737	11,795
Vericel Corp. (a)	7,531	16,869
Versartis, Inc. (a)(b)	8,731	108,264
Vertex Pharmaceuticals, Inc. (a)(b)	78,365	7,406,276
Vical, Inc. (a)	1,345	5,111
Vitae Pharmaceuticals, Inc. (a)(b)	9,355	64,643
Vital Therapies, Inc. (a)(b)	10,589	60,675
Voyager Therapeutics, Inc. (a)(b)	8,943	108,836
vTv Therapeutics, Inc. Class A (a)	3,233	18,266
Windtree Therapeutics, Inc. (a)	1,658	3,581
Xbiotech, Inc. (a)(b)	11,130	144,467
Xencor, Inc. (a)	13,246	279,888
Xenon Pharmaceuticals, Inc. (a)	4,574	36,729
XOMA Corp. (a)(b)	28,824	16,358
Zafgen, Inc. (a)(b)	8,564	25,606
ZIOPHARM Oncology, Inc. (a)(b)	42,695	216,464
		219,452,149
Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.	7,363	369,181
Abiomed, Inc. (a)(b)	13,270	1,565,064
Accuray, Inc. (a)(b)	27,145	144,683
Aethlon Medical, Inc. (a)(b)	3,425	17,707
Align Technology, Inc. (a)	25,282	2,348,698
Alliqua Biomedical, Inc. (a)	8,560	7,969
Alphatec Holdings, Inc. (a)	2,443	9,821
Analogic Corp.	4,220	375,580
Angiodynamics, Inc. (a)	13,567	224,398
Anika Therapeutics, Inc. (a)(b)	4,337	204,880
Antares Pharma, Inc. (a)(b)	43,620	53,216
Atossa Genetics, Inc. (a)	289	717
Atricure, Inc. (a)(b)	11,412	175,631
Atrion Corp.	641	289,674
Avinger, Inc. (a)	3,879	15,826
AxoGen, Inc. (a)(b)	9,371	84,433
Bellerophon Therapeutics, Inc. (a)	4,624	7,028
BioLase Technology, Inc. (a)(b)	19,079	32,816
Cardiovascular Systems, Inc. (a)	10,562	258,452
Cerus Corp. (a)(b)	30,977	196,084
Cesca Therapeutics, Inc. (a)	56	238
Chembio Diagnostics, Inc. (a)	4,651	33,069
Cogentix Medical, Inc. (a)	2,300	2,875
ConforMis, Inc. (a)(b)	12,638	101,357
CONMED Corp.	9,003	367,322
Cutera, Inc. (a)	6,383	69,575
Cynosure, Inc. Class A (a)	7,047	367,078
CytoSorbents Corp. (a)(b)	8,905	44,525
Dehaier Medical Systems Ltd. (a)	837	1,297
Delcath Systems, Inc. (a)	22	84
Dentsply Sirona, Inc.	73,391	4,510,611
Derma Sciences, Inc. (a)	13,335	66,142
DexCom, Inc. (a)(b)	25,324	2,306,763
Dextera Surgical, Inc. (a)	2,691	5,032
EDAP TMS SA sponsored ADR (a)(b)	10,586	30,911
Endologix, Inc. (a)(b)	26,304	319,857
Entellus Medical, Inc. (a)(b)	7,435	140,447
EnteroMedics, Inc. (a)	762	128
Exactech, Inc. (a)	6,246	173,576
Fonar Corp. (a)	2,012	41,367
Genmark Diagnostics, Inc. (a)(b)	15,914	135,587
Hologic, Inc. (a)	86,751	3,332,973
ICU Medical, Inc. (a)	5,106	637,076
IDEXX Laboratories, Inc. (a)(b)	28,111	3,167,547
Inogen, Inc. (a)	6,117	354,908
Insulet Corp. (a)	17,760	751,781
Integra LifeSciences Holdings Corp. (a)	11,429	987,694
Intuitive Surgical, Inc. (a)	11,935	8,192,423
InVivo Therapeutics Holdings Corp. (a)(b)	7,874	55,433
Invuity, Inc. (a)	2,571	34,606
IRadimed Corp. (a)(b)	4,579	85,490
Iridex Corp. (a)	3,543	52,897
K2M Group Holdings, Inc. (a)	13,461	214,299
Lantheus Holdings, Inc. (a)	8,743	83,233
LeMaitre Vascular, Inc.	5,777	106,181
LivaNova PLC (a)	15,589	935,652
Lombard Medical, Inc. (a)	1,819	1,422
Masimo Corp. (a)	14,665	867,288
Mazor Robotics Ltd. sponsored ADR (a)(b)	3,651	81,709
MELA Sciences, Inc. (a)	309	190
Meridian Bioscience, Inc.	13,844	269,266
Merit Medical Systems, Inc. (a)	14,515	351,844
Misonix, Inc. (a)(b)	2,036	12,155
Natus Medical, Inc. (a)	11,088	431,434
Neogen Corp. (a)	12,166	718,524
Neovasc, Inc. (a)(b)	20,561	11,916
Novadaq Technologies, Inc. (a)(b)	19,177	235,110
Novocure Ltd. (a)(b)	26,555	203,942
NuVasive, Inc. (a)	15,155	992,198
Nuvectra Corp. (a)	5,013	34,339
NxStage Medical, Inc. (a)(b)	20,433	467,098
OraSure Technologies, Inc. (a)	18,584	159,265
Orthofix International NV (a)	5,549	250,315
Oxford Immunotec Global PLC (a)(b)	9,580	99,249
PhotoMedex, Inc. (a)	1,894	454
Quidel Corp. (a)(b)	10,740	233,810
Quotient Ltd. (a)(b)	9,433	57,824
ReWalk Robotics Ltd. (a)(b)	5,150	30,282
Rockwell Medical Technologies, Inc. (a)(b)	16,859	122,396
Roka Bioscience, Inc. (a)(b)	2,827	3,279
RTI Biologics, Inc. (a)(b)	23,895	76,703
Seaspine Holdings Corp. (a)	4,796	49,830
Second Sight Medical Products, Inc. (a)(b)	758	2,539
Sientra, Inc. (a)(b)	6,064	49,785
Span-America Medical System, Inc.	503	8,888
Staar Surgical Co. (a)(b)	15,043	132,078
Sunshine Heart, Inc. (a)(b)	14,640	13,030
SurModics, Inc. (a)	4,719	134,350
Synergetics U.S.A., Inc.	7,788	1,480
Syneron Medical Ltd. (a)	14,426	94,635
Tandem Diabetes Care, Inc. (a)	10,614	75,678
TearLab Corp. (a)	8,271	6,493
The Spectranetics Corp. (a)(b)	14,144	348,084
Trinity Biotech PLC sponsored ADR (a)(b)	8,762	117,586
Unilife Corp. (a)(b)	4,382	12,576
Utah Medical Products, Inc.	1,583	99,745
Vascular Solutions, Inc. (a)	5,732	276,110
Veracyte, Inc. (a)(b)	18,433	103,778
Vermillion, Inc. (a)(b)	8,983	12,576
Wright Medical Group NV (a)	32,369	801,456
Zeltiq Aesthetics, Inc. (a)(b)	12,598	480,236
Zosano Pharma Corp. (a)(b)	3,225	2,580
		42,627,417
Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc. (a)(b)	27,760	1,421,034
Aceto Corp.	8,980	181,306
Addus HomeCare Corp. (a)	3,760	90,165
Air Methods Corp. (a)(b)	12,281	432,046
Alliance Healthcare Services, Inc. (a)	3,497	22,031
Almost Family, Inc. (a)	3,287	121,060
Amedisys, Inc. (a)	10,622	511,237
AmSurg Corp. (a)(b)	17,257	1,120,324
BioScrip, Inc. (a)	24,598	63,463
BioTelemetry, Inc. (a)	8,442	155,924
Caladrius Biosciences, Inc. (a)	2,086	10,096
Corvel Corp. (a)	6,621	254,511
Cross Country Healthcare, Inc. (a)	10,052	122,333
Digirad Corp.	7,344	37,161
Express Scripts Holding Co. (a)	198,998	14,467,155
HealthEquity, Inc. (a)(b)	18,367	598,030
Healthways, Inc. (a)	13,045	326,255
Henry Schein, Inc. (a)	25,894	4,241,178
iKang Healthcare Group, Inc. sponsored ADR (a)	14,662	270,367
LHC Group, Inc. (a)	5,595	198,958
LifePoint Hospitals, Inc. (a)(b)	13,699	775,363
Magellan Health Services, Inc. (a)	7,652	437,082
National Research Corp.:
Class A	11,131	176,204
Class B	369	12,653
Patterson Companies, Inc. (b)	30,829	1,418,134
PDI, Inc. (a)	1,717	429
Premier, Inc. (a)(b)	14,369	454,779
Providence Service Corp. (a)	4,859	229,005
Psychemedics Corp.	2,537	51,425
RadNet, Inc. (a)	18,526	125,236
Sharps Compliance Corp. (a)	5,820	26,597
Surgery Partners, Inc. (a)	15,437	297,317
Surgical Care Affiliates, Inc. (a)	12,480	514,800
The Ensign Group, Inc.	16,127	303,026
USMD Holdings, Inc. (a)	1,157	25,639
VCA, Inc. (a)	25,403	1,798,786
		31,291,109
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	57,706	744,984
athenahealth, Inc. (a)(b)	12,356	1,512,745
Cerner Corp. (a)	106,496	6,873,252
Computer Programs & Systems, Inc. (b)	4,316	111,439
Connecture, Inc. (a)(b)	5,953	9,942
HealthStream, Inc. (a)	10,099	268,532
HMS Holdings Corp. (a)	26,188	571,160
iCAD, Inc. (a)	3,147	18,536
Inovalon Holdings, Inc. Class A (a)(b)	22,074	346,562
Medidata Solutions, Inc. (a)(b)	17,665	955,677
NantHealth, Inc. (b)	38,347	502,729
Omnicell, Inc. (a)(b)	11,830	444,571
Quality Systems, Inc.	18,613	219,075
Simulations Plus, Inc.	6,174	53,220
Streamline Health Solutions, Inc. (a)	5,177	7,300
		12,639,724
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	17,213	376,620
Albany Molecular Research, Inc. (a)(b)	11,588	171,734
Bio-Techne Corp.	11,801	1,243,235
Bruker Corp.	50,542	1,130,119
ChromaDex, Inc. (a)(b)	8,292	27,281
Compugen Ltd. (a)(b)	17,966	126,301
Fluidigm Corp. (a)(b)	9,903	90,216
Harvard Bioscience, Inc. (a)	10,582	28,677
ICON PLC (a)	17,550	1,347,665
Illumina, Inc. (a)	46,312	7,796,162
INC Research Holdings, Inc. Class A (a)	16,530	721,204
Luminex Corp. (a)(b)	13,163	277,344
Medpace Holdings, Inc.	11,950	337,588
Nanostring Technologies, Inc. (a)	6,880	111,181
NeoGenomics, Inc. (a)	26,005	209,080
Pacific Biosciences of California, Inc. (a)(b)	25,063	208,775
PAREXEL International Corp. (a)	15,863	1,079,160
PRA Health Sciences, Inc. (a)	19,169	968,993
pSivida Corp. (a)	15,200	58,672
QIAGEN NV (a)	74,370	1,971,549
Sequenom, Inc. (a)(b)	35,658	85,223
VWR Corp. (a)	40,649	1,134,514
		19,501,293
Pharmaceuticals - 0.9%
Acasti Pharma, Inc. (a)	1,813	2,461
AcelRx Pharmaceuticals, Inc. (a)(b)	16,081	50,655
Achaogen, Inc. (a)	7,852	29,602
Aclaris Therapeutics, Inc.	6,481	130,657
Acura Pharmaceuticals, Inc. (a)	981	1,560
Adamis Pharmaceuticals Corp. (a)(b)	6,035	17,803
Aerie Pharmaceuticals, Inc. (a)(b)	8,611	166,709
Agile Therapeutics, Inc. (a)(b)	10,487	75,926
Akorn, Inc. (a)	37,962	1,021,937
Alcobra Pharma Ltd. (a)(b)	11,033	54,282
Alimera Sciences, Inc. (a)	17,215	26,339
Amphastar Pharmaceuticals, Inc.(a)	15,612	296,628
ANI Pharmaceuticals, Inc. (a)	3,533	211,061
ANI Pharmaceuticals, Inc. rights	1,389	0
Apricus Biosciences, Inc. (a)(b)	9,297	3,261
Aralez Pharmaceuticals, Inc. (a)	26,805	133,221
Aratana Therapeutics, Inc. (a)(b)	9,570	84,886
Assembly Biosciences, Inc. (a)(b)	4,565	27,892
AstraZeneca PLC rights (a)	3,011	0
Auris Medical Holding AG (a)(b)	12,197	22,564
Avexis, Inc. (b)	7,786	275,157
Axsome Therapeutics, Inc. (a)(b)	6,818	49,362
Bio Path Holdings, Inc. (a)(b)	31,477	48,160
Biodelivery Sciences International, Inc. (a)(b)	15,383	37,535
Carbylan Therapeutics, Inc. (a)(b)	10,117	4,747
Cardiome Pharma Corp. (a)(b)	9,692	28,882
Cempra, Inc. (a)(b)	15,449	338,951
Clearside Biomedical, Inc.	5,706	41,996
Collegium Pharmaceutical, Inc. (a)(b)	7,401	61,650
Concordia International Corp. (a)	15,887	138,376
Corcept Therapeutics, Inc. (a)(b)	35,547	189,466
Corium International, Inc. (a)(b)	6,460	38,372
Cumberland Pharmaceuticals, Inc. (a)	4,718	21,750
CymaBay Therapeutics, Inc. (a)(b)	15,586	37,562
Cynapsus Therapeutics, Inc. (a)(b)	5,080	93,269
DepoMed, Inc. (a)(b)	19,462	394,884
Dermira, Inc. (a)	9,903	307,389
Dipexium Pharmaceuticals, Inc. (a)(b)	5,388	68,428
Durect Corp. (a)(b)	36,555	61,047
Egalet Corp. (a)(b)	9,167	62,886
Endo International PLC (a)	70,625	1,461,938
Endocyte, Inc. (a)(b)	14,909	44,429
Flamel Technologies SA sponsored ADR (a)	13,217	176,711
Flex Pharma, Inc. (a)(b)	6,410	70,959
Foamix Pharmaceuticals Ltd. (a)(b)	10,994	91,250
GW Pharmaceuticals PLC ADR (a)(b)	4,763	389,375
Heska Corp. (a)	2,644	144,283
Horizon Pharma PLC (a)(b)	50,909	957,089
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	2,821	35,121
Impax Laboratories, Inc. (a)(b)	24,576	594,493
Imprimis Pharmaceuticals, Inc. (a)(b)	5,164	21,534
Innoviva, Inc. (b)	36,657	406,526
IntelliPharmaCeutics International Corp. (a)	13,756	24,073
Intersect ENT, Inc. (a)	9,120	143,731
Intra-Cellular Therapies, Inc. (a)(b)	13,486	544,025
Jazz Pharmaceuticals PLC (a)	19,023	2,355,618
Juniper Pharmaceuticals, Inc. (a)	2,768	15,252
KemPharm, Inc. (a)(b)	8,237	35,584
Lipocine, Inc. (a)(b)	5,021	16,921
Marinus Pharmaceuticals, Inc. (a)(b)	8,484	13,447
MediWound Ltd. (a)(b)	7,454	55,607
Merus B.V. (b)	4,878	44,390
Mylan N.V. (a)(b)	160,117	6,782,556
MyoKardia, Inc. (a)(b)	9,143	200,049
Nektar Therapeutics (a)(b)	41,600	742,560
Neos Therapeutics, Inc. (a)(b)	6,228	40,607
NeuroDerm Ltd. (a)(b)	7,471	122,076
Ocera Therapeutics, Inc. (a)	5,923	12,557
Ocular Therapeutix, Inc. (a)(b)	8,480	54,187
Omeros Corp. (a)(b)	11,006	118,204
Oramed Pharmaceuticals, Inc. (a)(b)	5,254	37,881
Orexigen Therapeutics, Inc. (a)(b)	4,379	17,209
Pacira Pharmaceuticals, Inc. (a)(b)	11,608	460,025
Pain Therapeutics, Inc. (a)	17,995	43,008
Paratek Pharmaceuticals, Inc. (a)	5,910	79,608
Parnell Pharmaceuticals Holdings Ltd. (a)	1,667	2,484
Pernix Therapeutics Holdings, Inc. (a)(b)	16,329	10,531
Phibro Animal Health Corp. Class A	6,459	156,760
ProPhase Labs, Inc. (a)	1,566	2,850
Reata Pharmaceuticals, Inc. (b)	1,750	33,373
RedHill Biopharma Ltd. sponsored ADR (a)(b)	3,164	47,428
Relypsa, Inc. (a)(b)	14,664	469,101
Repros Therapeutics, Inc. (a)(b)	835	1,695
Revance Therapeutics, Inc. (a)(b)	8,771	123,233
SciClone Pharmaceuticals, Inc. (a)	15,809	159,197
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	13,944	152,826
Supernus Pharmaceuticals, Inc. (a)(b)	15,050	321,769
Teligent, Inc. (a)(b)	18,936	140,505
Tetraphase Pharmaceuticals, Inc. (a)	10,751	40,854
The Medicines Company (a)(b)	21,970	860,565
Theravance Biopharma, Inc. (a)(b)	14,059	398,713
Titan Pharmaceuticals, Inc. (a)(b)	7,882	44,297
VIVUS, Inc. (a)(b)	35,567	37,701
WAVE Life Sciences (a)(b)	6,754	168,445
Zogenix, Inc. (a)(b)	8,409	73,326
Zynerba Pharmaceuticals, Inc. (a)(b)	2,304	19,538
		24,275,387

TOTAL HEALTH CARE		349,787,079

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	7,477	184,981
American Science & Engineering, Inc.	2,262	83,242
Arotech Corp. (a)	12,878	36,316
Astronics Corp. (a)	6,529	292,564
Astrotech Corp. (a)	3,584	6,308
BE Aerospace, Inc. (b)	32,276	1,631,552
Elbit Systems Ltd.	14,012	1,360,705
Erickson Air-Crane, Inc. (a)(b)	2,141	963
Innovative Solutions & Support, Inc. (a)	1,668	5,054
KEYW Holding Corp. (a)(b)	13,776	137,347
KLX, Inc. (a)(b)	16,679	622,794
Kratos Defense & Security Solutions, Inc. (a)(b)	20,475	142,916
LMI Aerospace, Inc. (a)	5,819	44,341
Mercury Systems, Inc. (a)	12,812	290,576
Taser International, Inc. (a)(b)	16,314	441,783
TAT Technologies Ltd.	863	6,559
		5,288,001
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	20,894	302,545
Atlas Air Worldwide Holdings, Inc. (a)	8,221	305,328
C.H. Robinson Worldwide, Inc. (b)	44,730	3,105,157
Echo Global Logistics, Inc. (a)	9,606	247,835
Expeditors International of Washington, Inc.	56,809	2,877,376
Forward Air Corp.	9,898	456,100
Hub Group, Inc. Class A (a)(b)	11,457	466,873
Park-Ohio Holdings Corp.	4,231	156,039
		7,917,253
Airlines - 0.6%
Allegiant Travel Co.	5,298	732,396
American Airlines Group, Inc. (b)	181,178	6,576,761
Hawaiian Holdings, Inc. (a)(b)	16,554	777,707
JetBlue Airways Corp. (a)(b)	101,307	1,615,847
Ryanair Holdings PLC sponsored ADR	33,610	2,440,422
SkyWest, Inc.	16,162	456,253
Spirit Airlines, Inc. (a)(b)	22,440	897,376
Virgin America, Inc. (a)(b)	13,642	759,723
		14,256,485
Building Products - 0.2%
AAON, Inc. (b)	16,955	479,827
American Woodmark Corp. (a)	5,154	448,398
Apogee Enterprises, Inc.	8,880	429,792
Builders FirstSource, Inc. (a)	34,990	480,763
Caesarstone Sdot-Yam Ltd. (a)	11,085	435,862
China Ceramics Co. Ltd. (a)	187	552
CSW Industrials, Inc. (a)	5,469	176,539
Gibraltar Industries, Inc. (a)	10,146	387,171
Insteel Industries, Inc.	6,078	202,397
Nortek, Inc. (a)(b)	5,214	448,404
Patrick Industries, Inc. (a)	4,711	301,645
PGT, Inc. (a)(b)	16,273	193,811
Tecogen, Inc. New (a)(b)	3,759	15,863
Universal Forest Products, Inc.	6,465	705,655
		4,706,679
Commercial Services & Supplies - 0.6%
Aqua Metals, Inc. (a)(b)	5,152	47,604
Casella Waste Systems, Inc. Class A (a)	15,918	144,695
CECO Environmental Corp.	10,990	120,780
China Recycling Energy Corp. (a)	1,607	3,069
Cintas Corp. (b)	32,625	3,833,764
Copart, Inc. (a)(b)	33,419	1,705,037
Essendant, Inc.	11,803	228,624
Fuel Tech, Inc. (a)	2,055	2,856
G&K Services, Inc. Class A	6,344	617,462
Healthcare Services Group, Inc. (b)	23,684	956,123
Heritage-Crystal Clean, Inc. (a)	8,319	114,885
Herman Miller, Inc.	18,334	661,307
Hudson Technologies, Inc. (a)	9,731	62,960
Industrial Services of America, Inc. (a)	694	1,103
InnerWorkings, Inc. (a)	20,249	179,609
Interface, Inc.	21,115	373,313
Intersections, Inc. (a)(b)	8,109	14,434
Kimball International, Inc. Class B	12,619	157,107
MagneGas Corp. (a)(b)	23,634	14,819
Matthews International Corp. Class A (b)	10,920	671,689
McGrath RentCorp.	6,526	208,636
Mobile Mini, Inc.	13,996	418,480
Multi-Color Corp.	5,369	358,810
Odyssey Marine Exploration, Inc. (a)(b)	4,993	16,077
Performant Financial Corp. (a)(b)	14,422	31,440
Perma-Fix Environmental Services, Inc. (a)	973	5,313
Pointer Telocation Ltd. (a)	1,202	8,570
Quest Resource Holding Corp. (a)(b)	3,836	8,017
SP Plus Corp. (a)	8,253	206,325
Stericycle, Inc. (a)(b)	26,802	2,304,436
Tetra Tech, Inc.	18,131	640,024
U.S. Ecology, Inc.	6,966	312,495
Virco Manufacturing Co. (a)	1,086	4,518
VSE Corp.	3,728	122,688
West Corp.	27,270	638,936
		15,196,005
Construction & Engineering - 0.1%
Aegion Corp. (a)	11,978	221,833
Great Lakes Dredge & Dock Corp. (a)(b)	23,277	89,849
Ies Holdings, Inc. (a)	7,097	117,597
Layne Christensen Co. (a)(b)	4,863	43,718
MYR Group, Inc. (a)	3,494	101,326
Northwest Pipe Co. (a)	2,404	28,247
NV5 Holdings, Inc. (a)	2,981	91,129
Primoris Services Corp.	16,597	318,994
Sterling Construction Co., Inc. (a)	6,610	42,635
		1,055,328
Electrical Equipment - 0.1%
Active Power, Inc. (a)	1,672	582
Allied Motion Technologies, Inc.	2,975	67,027
American Superconductor Corp. (a)(b)	6,555	46,409
Ballard Power Systems, Inc. (a)(b)	58,349	121,913
Broadwind Energy, Inc. (a)	1,948	9,331
Capstone Turbine Corp. (a)(b)	4,970	8,499
Encore Wire Corp.	7,114	275,454
Energous Corp. (a)(b)	4,557	82,026
Energy Focus, Inc. (a)(b)	4,044	15,772
Enphase Energy, Inc. (a)(b)	16,647	30,298
FuelCell Energy, Inc. (a)(b)	10,205	52,658
Highpower International, Inc. (a)(b)	2,296	5,350
Hydrogenics Corp. (a)(b)	5,242	29,670
Ideal Power, Inc. (a)(b)	3,212	16,959
LSI Industries, Inc.	7,559	76,573
Pioneer Power Solutions, Inc. (a)	1,000	5,630
Plug Power, Inc. (a)(b)	58,332	90,415
Powell Industries, Inc.	4,063	161,504
Power Solutions International, Inc. (a)(b)	4,273	49,738
Preformed Line Products Co.	1,863	81,711
Real Goods Solar, Inc. (a)	15	105
Revolution Lighting Technologies, Inc. (a)	5,784	36,324
SolarCity Corp. (a)(b)	31,202	644,633
Sunrun, Inc. (a)(b)	32,709	198,871
Ultralife Corp. (a)	6,195	26,329
Vicor Corp. (a)	10,110	110,300
		2,244,081
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	12,486	306,406
Machinery - 0.7%
Altra Industrial Motion Corp.	8,355	235,611
American Railcar Industries, Inc. (b)	6,038	250,335
ARC Group Worldwide, Inc. (a)	3,852	9,283
Astec Industries, Inc.	7,334	431,166
Blue Bird Corp. (a)(b)	9,318	135,018
Chart Industries, Inc. (a)	9,530	287,044
Cleantech Solutions International, Inc. (a)	197	230
Columbus McKinnon Corp. (NY Shares)	7,165	125,817
Commercial Vehicle Group, Inc. (a)	6,183	33,326
Dynamic Materials Corp.	4,562	50,182
Eastern Co.	3,496	67,123
Energy Recovery, Inc. (a)(b)	16,254	196,348
ExOne Co. (a)(b)	5,769	77,708
Franklin Electric Co., Inc. (b)	14,751	564,226
FreightCar America, Inc.	3,936	56,678
Gencor Industries, Inc. (a)	5,290	60,571
Hardinge, Inc.	3,857	40,768
Hurco Companies, Inc.	2,512	67,849
Jason Industries, Inc. (a)(b)	6,627	13,055
Key Technology, Inc. (a)	313	3,020
Kornit Digital Ltd. (a)(b)	10,723	120,955
L.B. Foster Co. Class A	2,834	34,036
Lincoln Electric Holdings, Inc. (b)	20,313	1,291,094
Manitex International, Inc. (a)(b)	6,059	38,535
MFRI, Inc. (a)	997	7,537
Middleby Corp. (a)	18,074	2,316,183
NN, Inc.	8,983	159,448
Nordson Corp.	17,901	1,767,366
Omega Flex, Inc.	4,007	153,428
PACCAR, Inc. (b)	110,424	6,607,772
RBC Bearings, Inc. (a)(b)	7,523	594,994
Sun Hydraulics Corp.	8,943	275,623
TriMas Corp. (a)	15,221	291,939
Twin Disc, Inc.	3,944	51,233
Westport Fuel Systems, Inc.(a)	14,494	19,277
Woodward, Inc.	18,877	1,183,965
		17,618,743
Marine - 0.0%
Diana Containerships, Inc.	2,026	7,638
DryShips, Inc. (a)(b)	13,541	8,395
Eagle Bulk Shipping, Inc. (a)(b)	528	3,897
Euroseas Ltd. (a)	273	459
Golden Ocean Group Ltd. (a)(b)	26,937	98,320
Rand Logistics, Inc. (a)	1,744	1,570
Seanergy Martime Holdings Corp. (a)	159	549
Star Bulk Carriers Corp. (a)(b)	17,502	73,333
Ultrapetrol (Bahamas) Ltd. (a)(b)	32,074	11,290
		205,451
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)(b)	8,387	279,539
Acacia Research Corp.	15,251	91,201
Advisory Board Co. (a)(b)	13,050	550,058
Barrett Business Services, Inc.	2,071	96,633
CRA International, Inc. (a)	2,842	77,075
Exponent, Inc.	8,455	426,386
Heidrick & Struggles International, Inc.	5,640	105,412
Hudson Global, Inc.	2,817	4,817
Huron Consulting Group, Inc. (a)	7,136	448,569
ICF International, Inc. (a)	6,544	273,866
IHS Markit Ltd. (a)	140,983	5,261,486
Kelly Services, Inc. Class A (non-vtg.)	12,990	248,369
Kforce, Inc.	9,285	179,665
Lightbridge Corp. (a)(b)	441	1,111
Marathon Patent Group, Inc. (a)	6,000	17,280
Pendrell Corp. (a)	92,706	65,821
RCM Technologies, Inc.	3,957	22,080
Resources Connection, Inc.	12,622	190,466
RPX Corp. (a)	16,247	170,106
Spherix, Inc. (a)(b)	18,182	24,182
Verisk Analytics, Inc. (a)(b)	52,203	4,335,459
Willdan Group, Inc. (a)	2,439	42,512
		12,912,093
Road & Rail - 0.8%
AMERCO	6,174	2,122,066
ArcBest Corp.	7,835	143,459
Avis Budget Group, Inc. (a)	28,578	1,032,523
Covenant Transport Group, Inc. Class A (a)(b)	5,080	97,942
CSX Corp.	298,785	8,449,640
Heartland Express, Inc. (b)	25,684	488,767
J.B. Hunt Transport Services, Inc.	34,976	2,776,745
Landstar System, Inc.	13,022	901,513
Marten Transport Ltd.	11,052	238,392
Old Dominion Freight Lines, Inc. (a)(b)	26,273	1,868,798
P.A.M. Transportation Services, Inc. (a)(b)	4,508	89,258
Patriot Transportation Holding, Inc. (a)	659	13,846
Providence & Worcester Railroad Co.	595	14,679
Saia, Inc. (a)	8,108	246,726
Student Transportation, Inc. (a)(b)	35,842	193,777
U.S.A. Truck, Inc. (a)	3,742	41,536
Universal Logistics Holdings I	10,735	145,137
Werner Enterprises, Inc.	22,332	515,423
YRC Worldwide, Inc. (a)	9,675	112,133
		19,492,360
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	18,443	848,009
BMC Stock Holdings, Inc. (a)	20,762	413,994
DXP Enterprises, Inc. (a)	5,313	149,242
Fastenal Co.	90,497	3,901,326
General Finance Corp. (a)	6,826	30,171
H&E Equipment Services, Inc.	11,078	176,473
HD Supply Holdings, Inc. (a)	62,615	2,261,028
Houston Wire & Cable Co.	7,080	41,984
Huttig Building Products, Inc. (a)	9,520	61,880
Lawson Products, Inc. (a)	3,661	62,200
Nexeo Solutions, Inc. (a)(b)	22,161	198,341
Rush Enterprises, Inc.:
Class A (a)(b)	9,998	237,752
Class B (a)	3,179	75,978
Titan Machinery, Inc. (a)(b)	8,041	86,119
Willis Lease Finance Corp. (a)	2,622	67,097
		8,611,594
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,270	111,729

TOTAL INDUSTRIALS		109,922,208

INFORMATION TECHNOLOGY - 45.7%
Communications Equipment - 2.7%
ADTRAN, Inc.	14,654	269,341
Applied Optoelectronics, Inc. (a)(b)	5,283	89,019
Arris International PLC (a)	60,414	1,695,821
AudioCodes Ltd. (a)	14,232	77,564
Aviat Networks, Inc. (a)	1,379	13,045
Bel Fuse, Inc.:
Class A	300	5,814
Class B (non-vtg.)	3,204	73,596
Black Box Corp.	5,455	76,097
Brocade Communications Systems, Inc.	126,582	1,136,706
CalAmp Corp. (a)	11,096	161,780
Ceragon Networks Ltd. (a)	17,277	41,119
Cisco Systems, Inc.	1,581,880	49,734,307
Clearfield, Inc. (a)(b)	4,785	86,704
ClearOne, Inc.	2,453	25,757
CommScope Holding Co., Inc. (a)	60,732	1,795,845
Communications Systems, Inc. (b)	2,071	11,535
Comtech Telecommunications Corp.	5,085	65,546
Digi International, Inc. (a)	8,481	97,277
DragonWave, Inc. (a)	609	1,769
EchoStar Holding Corp. Class A (a)	14,473	560,973
EMCORE Corp.	8,637	42,840
EXFO, Inc. (sub. vtg.) (a)	2,252	7,367
Extreme Networks, Inc. (a)	30,123	118,383
F5 Networks, Inc. (a)	21,015	2,579,171
Finisar Corp. (a)	34,217	724,716
Gilat Satellite Networks Ltd. (a)	13,064	64,928
Harmonic, Inc. (a)	33,597	145,811
Infinera Corp. (a)(b)	44,103	378,404
InterDigital, Inc.	11,273	805,005
Ituran Location & Control Ltd.	8,718	216,206
Ixia (a)	25,040	288,711
KVH Industries, Inc. (a)	5,647	48,564
Lumentum Holdings, Inc. (a)	18,703	656,849
Mitel Networks Corp. (a)	39,445	287,949
MRV Communications, Inc. (a)	3,804	46,941
NETGEAR, Inc. (a)	9,983	569,031
NetScout Systems, Inc. (a)(b)	28,981	857,258
Novatel Wireless, Inc. (a)(b)	19,413	60,763
Oclaro, Inc. (a)	33,900	267,132
Parkervision, Inc. (a)(b)	1,087	5,152
PC-Tel, Inc.	8,979	45,344
Polycom, Inc. (a)	41,681	518,512
Radcom Ltd. (a)(b)	3,990	75,650
Radware Ltd. (a)(b)	11,264	152,627
Resonant, Inc. (a)(b)	2,072	11,313
ShoreTel, Inc. (a)	23,379	187,500
Sierra Wireless, Inc. (a)(b)	9,893	138,700
Silicom Ltd.	2,758	112,830
Sonus Networks, Inc. (a)	15,739	135,670
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	89,096	634,364
Tessco Technologies, Inc.	3,589	45,114
Ubiquiti Networks, Inc. (a)(b)	26,342	1,353,979
UTStarcom Holdings Corp. (a)	8,881	18,828
ViaSat, Inc. (a)(b)	15,124	1,134,905
Viavi Solutions, Inc. (a)	72,897	567,139
Westell Technologies, Inc. Class A (a)	16,462	8,725
Wi-Lan, Inc.	44,084	73,283
xG Technology, Inc. (a)	40	22
Xtera Communications, Inc.	8,575	4,588
Zhone Technologies, Inc. (a)(b)	17,554	21,416
		69,431,305
Electronic Equipment & Components - 1.0%
Agilysys, Inc. (a)	9,207	101,737
Applied DNA Sciences, Inc. (a)(b)	6,250	20,000
Cardtronics PLC (b)	14,175	636,599
CDW Corp.	52,045	2,323,809
China BAK Battery, Inc. (a)	782	1,767
ClearSign Combustion Corp. (a)(b)	2,495	12,575
Cognex Corp.	26,952	1,341,132
Coherent, Inc. (a)	7,693	809,150
Control4 Corp. (a)	8,561	94,599
CUI Global, Inc. (a)(b)	7,874	39,764
Daktronics, Inc.	15,315	145,952
Deswell Industries, Inc.	1,530	2,723
Digital Ally, Inc. (a)(b)	3,324	20,077
DTS, Inc.	6,391	213,843
Echelon Corp. (a)	339	1,895
Electro Scientific Industries, Inc. (a)	10,892	60,668
ePlus, Inc. (a)(b)	2,395	216,771
FARO Technologies, Inc. (a)	5,101	166,293
FEI Co.	12,872	1,370,482
Flextronics International Ltd. (a)	170,918	2,262,954
FLIR Systems, Inc.	43,655	1,345,884
Frequency Electronics, Inc. (a)	801	8,795
GSI Group, Inc. (a)	10,761	181,753
Hollysys Automation Technologies Ltd. (a)(b)	18,748	399,145
I. D. Systems Inc. (a)	5,073	26,430
Identiv, Inc. (a)(b)	2,829	5,545
II-VI, Inc. (a)	18,992	402,440
Insight Enterprises, Inc. (a)	12,125	371,025
IPG Photonics Corp. (a)(b)	16,702	1,452,740
Itron, Inc. (a)(b)	12,002	571,655
KEY Tronic Corp. (a)	4,924	36,979
Kimball Electronics, Inc. (a)	9,891	119,879
Littelfuse, Inc.	7,071	896,603
LRAD Corp.	9,621	18,184
Magal Security Systems Ltd. (a)	7,555	36,717
Maxwell Technologies, Inc. (a)(b)	9,752	49,443
Mesa Laboratories, Inc.	1,263	141,911
MicroVision, Inc. (a)(b)	15,058	22,587
MOCON, Inc.	740	12,210
MTS Systems Corp.	4,938	245,666
Napco Security Technolgies, Inc. (a)	6,882	49,206
National Instruments Corp.	41,209	1,151,379
Neonode, Inc. (a)(b)	20,179	27,242
NetList, Inc. (a)(b)	9,502	19,574
Orbotech Ltd. (a)	13,549	387,230
OSI Systems, Inc. (a)(b)	6,112	409,871
PC Connection, Inc.	9,206	240,000
PC Mall, Inc. (a)	4,541	84,326
Perceptron, Inc. (a)	4,209	27,779
Plexus Corp. (a)	10,181	469,853
RadiSys Corp. (a)	14,163	69,540
Research Frontiers, Inc. (a)(b)	7,119	21,927
Richardson Electronics Ltd.	6,648	47,068
RMG Networks Holding Corp. (a)	2,029	1,846
Rofin-Sinar Technologies, Inc. (a)	8,487	271,669
Sanmina Corp. (a)	22,290	585,781
ScanSource, Inc. (a)	8,166	279,359
Supercom Ltd. (a)(b)	7,335	24,059
Tech Data Corp. (a)(b)	11,055	820,723
Trimble Navigation Ltd. (a)	79,985	2,191,589
TTM Technologies, Inc. (a)	32,082	344,240
Uni-Pixel, Inc. (a)(b)	10,946	16,091
Universal Display Corp. (a)	14,878	856,824
Wayside Technology Group, Inc.	1,282	21,538
Zebra Technologies Corp. Class A (a)(b)	16,414	1,148,323
		25,755,418
Internet Software & Services - 12.9%
21Vianet Group, Inc. ADR (a)(b)	19,017	176,288
2U, Inc. (a)(b)	14,469	511,334
Actua Corp. (a)	14,632	148,954
Akamai Technologies, Inc. (a)	55,335	3,037,892
Alarm.com Holdings, Inc. (a)(b)	14,347	393,538
Alphabet, Inc.:
Class A (b)	92,407	72,987,669
Class C (a)	108,115	82,929,611
Angie's List, Inc. (a)	18,948	192,512
Apigee Corp. (a)	10,485	160,525
AppFolio, Inc. (a)(b)	4,692	86,427
Autobytel, Inc. (a)	3,383	55,481
Baidu.com, Inc. sponsored ADR (a)	86,309	14,764,881
Baozun, Inc. sponsored ADR (a)(b)	5,671	74,800
Bazaarvoice, Inc. (a)(b)	28,290	113,160
Benefitfocus, Inc. (a)(b)	9,491	383,341
Blucora, Inc. (a)(b)	13,543	140,170
Brightcove, Inc. (a)	9,792	126,219
BroadVision, Inc. (a)	599	3,552
Carbonite, Inc. (a)	7,594	106,012
China Finance Online Co. Ltd. ADR (a)	8,455	34,919
ChinaCache International Holdings Ltd. sponsored ADR (a)	7,308	40,998
Cimpress NV (a)(b)	9,957	988,431
CommerceHub, Inc.:
Series A, (a)(b)	4,470	66,111
Series C, (a)	8,941	131,701
comScore, Inc. (a)	18,208	561,717
Cornerstone OnDemand, Inc. (a)	17,079	750,110
CoStar Group, Inc. (a)	10,310	2,136,748
Criteo SA sponsored ADR (a)(b)	18,349	676,711
Cyren Ltd. (a)	7,440	17,782
Determine, Inc. (a)	245	429
EarthLink Holdings Corp.	32,690	208,235
eBay, Inc. (a)	362,338	11,652,790
eGain Communications Corp. (a)	3,510	11,127
Endurance International Group Holdings, Inc. (a)(b)	44,450	353,378
Facebook, Inc. Class A (a)	727,498	91,752,048
Five9, Inc. (a)	15,633	234,339
Functionx, Inc. (a)(b)	2,471	723
Global Sources Ltd. (a)(b)	10,027	83,525
Gogo, Inc. (a)(b)	26,628	325,660
Hortonworks, Inc. (a)(b)	17,907	142,719
IAC/InterActiveCorp	22,972	1,348,686
inContact, Inc. (a)(b)	19,437	269,980
Internap Network Services Corp. (a)	15,802	37,767
iPass, Inc. (a)	4,991	7,986
j2 Global, Inc.	15,428	1,051,727
Limelight Networks, Inc. (a)	37,824	67,327
Liquidity Services, Inc. (a)	10,641	106,410
LivePerson, Inc. (a)	17,783	138,530
LogMeIn, Inc. (a)(b)	7,853	655,726
Marchex, Inc. Class B (a)	14,684	40,528
Match Group, Inc. (a)(b)	10,838	175,467
MeetMe, Inc. (a)	15,935	91,786
MercadoLibre, Inc.	13,961	2,401,292
Mimecast Ltd. (a)	18,668	306,902
MINDBODY, Inc. (a)	5,868	101,810
Momo, Inc. ADR (a)(b)	14,680	352,467
Net Element International, Inc. (a)(b)	909	1,309
NetEase, Inc. sponsored ADR	24,008	5,088,976
NIC, Inc.	20,494	470,952
NumereX Corp. Class A (a)(b)	9,528	71,365
Perion Network Ltd. (a)	21,960	27,450
Points International Ltd. (a)	4,960	39,680
QuinStreet, Inc. (a)	15,140	46,328
Qumu Corp. (a)(b)	2,780	7,367
RealNetworks, Inc. (a)	17,726	84,908
Reis, Inc.	4,351	84,845
Remark Media, Inc. (a)(b)	6,690	30,573
RetailMeNot, Inc. (a)	15,100	170,781
Rightside Group Ltd. (a)(b)	6,964	65,671
Rocket Fuel, Inc. (a)(b)	12,998	38,994
SecureWorks Corp. (b)	2,841	40,342
SINA Corp. (a)(b)	22,126	1,692,639
Sohu.com, Inc. (a)	12,562	534,387
SPS Commerce, Inc. (a)	5,250	342,720
Stamps.com, Inc. (a)(b)	5,314	513,970
Support.com, Inc. (a)	26,933	22,893
Synacor, Inc. (a)	2,654	7,484
TechTarget, Inc. (a)(b)	12,952	104,393
Travelzoo, Inc. (a)	5,478	68,913
TrueCar, Inc. (a)(b)	25,784	248,816
Tucows, Inc. (a)(b)	3,552	97,325
Unwired Planet, Inc. (a)	3,433	16,307
VeriSign, Inc. (a)(b)	34,428	2,563,165
Web.com Group, Inc. (a)(b)	18,201	317,789
WebMD Health Corp. (a)(b)	11,736	605,226
Weibo Corp. sponsored ADR (a)(b)	14,338	684,926
Wix.com Ltd. (a)(b)	12,581	526,137
Xunlei Ltd. sponsored ADR (a)	10,609	57,289
Yahoo!, Inc. (a)	299,137	12,788,107
Yandex NV (a)(b)	87,537	1,929,315
YY, Inc. ADR (a)(b)	10,173	523,401
Zillow Group, Inc.:
Class A (a)(b)	17,295	585,090
Class C (a)(b)	36,894	1,248,862
		325,465,653
IT Services - 2.7%
Acxiom Corp. (a)	25,163	653,986
Amdocs Ltd.	47,664	2,865,560
Automatic Data Processing, Inc.	142,025	12,755,265
Blackhawk Network Holdings, Inc. (a)	17,002	582,319
BluePhoenix Solutions Ltd. (a)	284	372
Cass Information Systems, Inc.	4,707	269,476
China Customer Relations Centers, Inc. (b)	6,463	86,733
China Information Technology, Inc. (a)(b)	20,266	20,671
Cognizant Technology Solutions Corp. Class A (a)	190,441	10,938,931
Computer Task Group, Inc.	7,107	33,545
CSG Systems International, Inc.	10,211	446,425
Datalink Corp. (a)	8,904	86,725
Edgewater Technology, Inc. (a)	6,041	53,644
Euronet Worldwide, Inc. (a)	16,417	1,274,123
ExlService Holdings, Inc. (a)	10,338	529,099
Fiserv, Inc. (a)	69,336	7,145,075
Forrester Research, Inc.	6,737	276,082
Hackett Group, Inc.	9,871	161,391
Information Services Group, Inc. (a)	14,505	55,119
Innodata, Inc. (a)	1,720	3,956
Jack Henry & Associates, Inc.	25,105	2,190,913
JetPay Corp. (a)	3,116	6,076
Lionbridge Technologies, Inc. (a)	23,241	113,184
ManTech International Corp. Class A	7,917	316,997
Mattersight Corp. (a)(b)	9,378	36,480
ModusLink Global Solutions, Inc. (a)(b)	36,789	52,976
MoneyGram International, Inc. (a)	19,181	139,446
NCI, Inc. Class A	3,649	44,007
Net 1 UEPS Technologies, Inc. (a)	19,657	192,049
Paychex, Inc. (b)	111,632	6,772,713
PayPal Holdings, Inc. (a)	381,030	14,155,265
Perficient, Inc. (a)	11,276	225,182
PFSweb, Inc. (a)	5,819	56,153
Planet Payment, Inc. (a)(b)	19,100	68,569
PRG-Schultz International, Inc. (a)	9,669	46,605
QIWI PLC Class B sponsored ADR	13,754	199,708
Sabre Corp. (b)	86,897	2,446,151
ServiceSource International, Inc. (a)	29,508	149,310
Sykes Enterprises, Inc. (a)	13,777	402,702
Syntel, Inc. (a)	27,314	1,261,087
Sysorex Global (a)	2,625	1,077
Teletech Holdings, Inc.	16,790	475,997
Virtusa Corp. (a)	9,711	254,720
		67,845,864
Semiconductors & Semiconductor Equipment - 8.5%
Acacia Communications, Inc. (b)	11,000	1,228,150
Actions Semiconductor Co. Ltd. ADR (a)	203	412
Adesto Technologies Corp. (b)	6,015	14,316
Advanced Energy Industries, Inc. (a)	12,752	560,450
Advanced Micro Devices, Inc. (a)	250,563	1,854,166
Aixtron AG sponsored ADR (a)	4,986	30,714
Alpha & Omega Semiconductor Ltd. (a)	7,102	149,639
Ambarella, Inc. (a)(b)	10,061	724,794
Amkor Technology, Inc. (a)	76,109	692,592
Amtech Systems, Inc. (a)	3,169	16,922
Analog Devices, Inc.	97,083	6,073,512
Applied Materials, Inc.	342,020	10,205,877
Applied Micro Circuits Corp. (a)(b)	29,384	205,100
ARM Holdings PLC sponsored ADR	29,404	1,948,897
ASML Holding NV (b)	18,747	1,997,493
Axcelis Technologies, Inc. (a)	9,097	106,708
AXT, Inc. (a)	11,530	49,233
Brooks Automation, Inc.	17,266	217,724
Cabot Microelectronics Corp.	7,582	376,977
Camtek Ltd. (a)(b)	16,454	40,641
Canadian Solar, Inc. (a)(b)	17,534	226,013
Cavium, Inc. (a)	20,647	1,149,625
Ceva, Inc. (a)	6,823	214,788
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	9,135	178,589
Cirrus Logic, Inc. (a)	19,951	1,012,513
Cohu, Inc.	10,522	114,374
Cree, Inc. (a)(b)	32,024	768,896
CVD Equipment Corp. (a)(b)	3,218	27,932
CyberOptics Corp. (a)	2,498	50,485
Cypress Semiconductor Corp. (b)	93,583	1,116,445
Diodes, Inc. (a)	15,373	316,530
DSP Group, Inc. (a)	7,996	92,274
Entegris, Inc. (a)	45,313	772,134
Fairchild Semiconductor International, Inc. (a)(b)	36,343	723,226
First Solar, Inc. (a)(b)	32,344	1,223,250
FormFactor, Inc. (a)	23,284	240,989
GSI Technology, Inc. (a)(b)	5,288	25,858
Hanwha Solarone Co. Ltd. sponsored ADR (a)	2,413	28,425
Himax Technologies, Inc. sponsored ADR (b)	34,426	365,604
Integrated Device Technology, Inc. (a)	42,554	854,910
Intel Corp.	1,484,777	53,288,647
Intermolecular, Inc. (a)	16,622	19,448
Intersil Corp. Class A	41,775	824,639
IXYS Corp.	13,453	156,324
JA Solar Holdings Co. Ltd. ADR (a)(b)	12,054	89,320
KLA-Tencor Corp. (b)	48,442	3,355,093
Kopin Corp. (a)(b)	29,573	63,878
Kulicke & Soffa Industries, Inc. (a)	22,965	280,862
Lam Research Corp. (b)	49,867	4,653,588
Lattice Semiconductor Corp. (a)	36,816	226,418
Linear Technology Corp.	75,414	4,392,111
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	16,743	689,812
Marvell Technology Group Ltd.	164,485	2,039,614
Maxim Integrated Products, Inc.	89,302	3,636,377
Mellanox Technologies Ltd. (a)	14,929	654,487
Microchip Technology, Inc. (b)	67,396	4,172,486
Micron Technology, Inc. (a)	324,690	5,354,138
Microsemi Corp. (a)(b)	35,800	1,430,568
MKS Instruments, Inc.	16,887	823,072
Monolithic Power Systems, Inc.	12,542	962,222
MoSys, Inc. (a)(b)	17,551	12,461
Nanometrics, Inc. (a)	7,272	147,912
Nova Measuring Instruments Ltd. (a)	12,404	145,499
NVE Corp.	2,064	119,815
NVIDIA Corp.	167,623	10,281,995
NXP Semiconductors NV (a)	107,978	9,504,224
O2Micro International Ltd. sponsored ADR (a)	3,450	5,900
ON Semiconductor Corp. (a)	130,352	1,407,802
PDF Solutions, Inc. (a)	9,836	164,753
Photronics, Inc. (a)	22,233	212,547
Pixelworks, Inc. (a)(b)	14,146	38,760
Power Integrations, Inc.	9,229	538,974
Qorvo, Inc. (a)(b)	39,730	2,281,694
Qualcomm, Inc.	462,542	29,172,524
QuickLogic Corp. (a)(b)	20,189	16,757
Rambus, Inc. (a)(b)	35,854	495,502
Rubicon Technology, Inc. (a)	5,346	3,263
SemiLEDs Corp. (a)	200	1,246
Semtech Corp. (a)	21,022	559,185
Sigma Designs, Inc. (a)	12,546	94,220
Silicon Laboratories, Inc. (a)	13,926	797,960
Silicon Motion Technology Corp. sponsored ADR	11,436	577,289
Siliconware Precision Industries Co. Ltd. sponsored ADR	19,012	139,928
Skyworks Solutions, Inc. (b)	59,522	4,455,817
SolarEdge Technologies, Inc. (a)(b)	12,581	214,129
SunEdison Semiconductor Ltd. (a)	13,231	152,024
SunPower Corp. (a)(b)	43,659	434,844
Sunworks, Inc. (a)(b)	9,585	27,605
Synaptics, Inc. (a)(b)	11,487	654,414
Tessera Technologies, Inc.	15,798	529,865
Texas Instruments, Inc.	315,968	21,972,415
Tower Semiconductor Ltd. (a)	27,505	431,003
Ultra Clean Holdings, Inc. (a)	10,799	78,509
Ultratech, Inc. (a)	8,120	203,081
Veeco Instruments, Inc. (a)	13,514	265,820
Xcerra Corp. (a)	18,282	107,133
Xilinx, Inc.	79,721	4,321,675
		213,678,825
Software - 10.1%
8x8, Inc. (a)	28,891	383,384
ACI Worldwide, Inc. (a)(b)	34,741	663,553
Activision Blizzard, Inc.	231,954	9,595,937
Adobe Systems, Inc. (a)	157,061	16,068,911
Allot Communications Ltd. (a)(b)	12,391	64,557
American Software, Inc. Class A	13,673	142,336
ANSYS, Inc. (a)	27,518	2,616,687
Aspen Technology, Inc. (a)	25,774	1,171,686
Atlassian Corp. PLC (b)	16,847	496,650
Attunity Ltd. (a)	7,466	59,803
Autodesk, Inc. (a)	70,311	4,738,961
Aware, Inc. (a)	5,225	26,804
Blackbaud, Inc.	14,927	1,005,632
Bottomline Technologies, Inc. (a)	12,896	297,769
BroadSoft, Inc. (a)	9,097	415,824
BSQUARE Corp. (a)(b)	4,329	21,645
CA Technologies, Inc.	131,069	4,444,550
Cadence Design Systems, Inc. (a)(b)	93,650	2,382,456
Callidus Software, Inc. (a)	17,688	341,732
CDK Global, Inc.	49,068	2,844,963
Changyou.com Ltd. (A Shares) ADR (a)	5,353	132,647
Check Point Software Technologies Ltd. (a)(b)	54,066	4,149,025
Citrix Systems, Inc. (a)	48,511	4,230,159
CommVault Systems, Inc. (a)	14,219	732,847
CounterPath Corp. (a)	952	2,056
Covisint Corp. (a)	20,413	45,317
CyberArk Software Ltd. (a)(b)	10,311	544,421
Datawatch Corp. (a)	4,467	30,956
Descartes Systems Group, Inc. (a)	25,696	547,857
Digimarc Corp. (a)	2,605	94,093
Digital Turbine, Inc. (a)(b)	32,983	45,846
Ebix, Inc. (b)	10,183	580,431
Electronic Arts, Inc. (a)	94,960	7,713,601
EnerNOC, Inc. (a)(b)	9,543	54,491
EPIQ Systems, Inc.	12,694	208,435
Evolving Systems, Inc.	7,319	30,008
Exa Corp. (a)	5,387	85,546
FalconStor Software, Inc. (a)	4,107	4,230
FireEye, Inc. (a)(b)	52,404	752,521
Form Holdings Corp. (a)(b)	1,492	3,059
Fortinet, Inc. (a)	53,907	1,948,199
Glu Mobile, Inc. (a)(b)	39,999	93,998
Guidance Software, Inc. (a)(b)	12,274	73,030
Idreamsky Technology Ltd. ADR (a)	6,976	96,687
Interactive Intelligence Group, Inc. (a)(b)	7,254	434,152
Intuit, Inc.	80,219	8,940,408
Jive Software, Inc. (a)(b)	27,440	115,797
KongZhong Corp. sponsored ADR (a)	14,582	95,220
Magic Software Enterprises Ltd. (b)	19,010	145,997
Majesco Entertainment Co.	2,379	9,064
Manhattan Associates, Inc. (a)	22,875	1,384,395
Materialise NV ADR (a)	6,225	38,439
Mentor Graphics Corp.	30,673	736,459
Microsoft Corp. (b)	2,473,240	142,112,370
MicroStrategy, Inc. Class A (a)	2,893	482,523
Mitek Systems, Inc. (a)(b)	10,386	80,699
MobileIron, Inc. (a)	27,822	83,744
Monotype Imaging Holdings, Inc.	13,423	283,225
NetSol Technologies, Inc. (a)	5,108	30,699
NICE Systems Ltd. sponsored ADR (b)	12,426	850,311
Nuance Communications, Inc. (a)	91,023	1,327,115
NXT-ID, Inc. (a)(b)	7,863	3,523
Open Text Corp.	38,743	2,436,726
Parametric Technology Corp. (a)	36,353	1,551,183
Park City Group, Inc. (a)	7,999	77,510
Paylocity Holding Corp. (a)(b)	15,858	714,086
Pegasystems, Inc.	24,797	638,523
Progress Software Corp. (a)	15,684	454,993
Proofpoint, Inc. (a)(b)	13,050	1,004,198
QAD, Inc. Class A	7,546	174,841
Qualys, Inc. (a)	11,149	383,526
Rapid7, Inc. (a)(b)	13,189	237,006
RealPage, Inc. (a)	25,035	644,401
Rovi Corp. (a)	26,340	539,180
Sapiens International Corp. NV (b)	17,677	237,756
SeaChange International, Inc. (a)	14,266	41,657
Sky-mobi Ltd. ADR (a)	9,254	19,202
Smith Micro Software, Inc. (a)	735	1,771
Sonic Foundry, Inc. (a)	478	2,892
Sphere 3D Corp. (a)(b)	24,109	15,189
Splunk, Inc. (a)	41,797	2,434,257
SS&C Technologies Holdings, Inc.	62,592	2,062,406
Symantec Corp.	192,416	4,642,998
Synchronoss Technologies, Inc. (a)(b)	14,299	596,983
Synopsys, Inc. (a)	47,696	2,827,896
Take-Two Interactive Software, Inc. (a)(b)	26,153	1,136,871
Tangoe, Inc. (a)(b)	12,630	117,333
TeleNav, Inc. (a)	16,786	97,862
The9 Ltd. sponsored ADR (a)	6,231	11,278
TiVo, Inc. (a)	30,301	321,494
Top Image Systems Ltd. (a)	2,532	4,861
Tubemogul, Inc. (a)(b)	11,667	105,936
Ultimate Software Group, Inc. (a)(b)	9,078	1,896,757
Upland Software, Inc. (a)	6,211	52,794
Varonis Systems, Inc. (a)	7,702	227,594
Vasco Data Security International, Inc. (a)	12,582	229,370
Verint Systems, Inc. (a)	19,327	659,437
Voltari Corp. (a)(b)	3,627	10,881
Zix Corp. (a)	18,885	71,952
Zynga, Inc. (a)	223,659	610,589
		254,431,629
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	1,724,005	182,916,918
Astro-Med, Inc.	3,663	53,883
Avid Technology, Inc. (a)	12,939	116,322
BlackBerry Ltd. (a)(b)	165,345	1,254,524
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	356	997
Concurrent Computer Corp.	5,268	28,711
CPI Card Group	20,070	110,786
Cray, Inc. (a)	12,665	290,029
Electronics for Imaging, Inc. (a)(b)	14,816	697,537
Hutchinson Technology, Inc. (a)	9,805	14,708
Immersion Corp. (a)(b)	8,073	58,529
Intevac, Inc. (a)	8,266	50,092
Logitech International SA	52,505	1,105,755
NetApp, Inc. (b)	89,588	3,098,849
On Track Innovations Ltd. (a)(b)	5,512	5,898
Seagate Technology LLC (b)	94,007	3,171,796
Silicon Graphics International Corp. (a)	11,076	85,396
Smart Technologies, Inc. Class A (a)	389	1,743
Stratasys Ltd. (a)(b)	16,782	358,128
Super Micro Computer, Inc. (a)	14,810	320,340
Transact Technologies, Inc. (b)	1,837	13,851
U.S.A. Technologies, Inc. (a)(b)	13,783	68,639
Western Digital Corp. (b)	88,691	4,139,209
		197,962,640

TOTAL INFORMATION TECHNOLOGY		1,154,571,334

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	9,620	245,310
AgroFresh Solutions, Inc. (a)(b)	17,874	108,495
Balchem Corp. (b)	10,329	723,340
Burcon NutraScience Corp. (a)	2,165	4,557
Codexis, Inc. (a)	16,144	67,320
Fuwei Films Holdings Co. Ltd. (a)	926	630
Gulf Resources, Inc. (a)(b)	9,279	16,331
Hawkins, Inc.	3,857	168,474
Innophos Holdings, Inc.	6,097	257,415
Innospec, Inc.	7,775	460,902
Marrone Bio Innovations, Inc. (a)(b)	5,015	6,971
Metabolix, Inc. (a)(b)	4,567	1,900
Methanex Corp. (b)	28,485	827,355
Northern Technologies International Corp. (a)	492	6,642
Senomyx, Inc. (a)(b)	14,455	63,313
Tantech Holdings Ltd. (a)(b)	5,755	19,740
Terravia Holdings, Inc. (a)(b)	22,326	59,164
		3,037,859
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	448
Tecnoglass, Inc. (a)(b)	9,962	126,019
U.S. Concrete, Inc. (a)	4,628	245,377
United States Lime & Minerals, Inc.	1,849	118,576
		490,420
Containers & Packaging - 0.1%
AEP Industries, Inc.	1,718	190,011
Silgan Holdings, Inc.	19,273	927,417
UFP Technologies, Inc. (a)	3,182	79,041
		1,196,469
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	27,987	175,758
China Natural Resources, Inc. (a)	3,570	6,212
Ferroglobe PLC	23,476	193,677
Handy & Harman Ltd. (a)	4,841	108,196
Haynes International, Inc.	3,976	146,675
Kaiser Aluminum Corp.	5,501	468,850
Mountain Province Diamonds, Inc. (a)	43,468	211,142
Olympic Steel, Inc.	2,310	44,652
Pan American Silver Corp.	48,247	839,980
Pershing Gold Corp. (a)(b)	11,050	46,189
Randgold Resources Ltd. sponsored ADR	12,542	1,174,558
Real Industries, Inc. (a)	11,150	76,601
Royal Gold, Inc.	20,734	1,520,217
Schnitzer Steel Industries, Inc. Class A	7,480	140,474
Silver Standard Resources, Inc. (a)(b)	35,881	421,083
Steel Dynamics, Inc. (b)	76,198	1,875,995
Synalloy Corp.	3,081	21,629
Universal Stainless & Alloy Products, Inc. (a)	2,467	26,940
		7,498,828
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	20,514	170,471
Pope Resources, Inc. LP	1,780	113,066
Rentech, Inc. (a)	5,467	19,736
		303,273

TOTAL MATERIALS		12,526,849

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (a)	28,590	48,031
Atlantic Tele-Network, Inc.	5,457	356,560
B Communications Ltd.	6,305	158,823
Cogent Communications Group, Inc.	13,887	493,544
Consolidated Communications Holdings, Inc.	16,436	395,286
FairPoint Communications, Inc. (a)	9,909	138,131
Frontier Communications Corp. (b)	372,900	1,715,340
General Communications, Inc. Class A (a)	12,200	169,580
Hawaiian Telcom Holdco, Inc. (a)	4,893	109,505
Inteliquent, Inc.	11,373	189,247
Internet Gold Golden Lines Ltd. (a)	2,697	37,192
Iridium Communications, Inc. (a)(b)	30,514	254,182
Lumos Networks Corp. (a)	7,652	105,215
magicJack VocalTec Ltd. (a)(b)	6,098	37,808
ORBCOMM, Inc. (a)(b)	21,408	213,010
PDVWireless, Inc. (a)(b)	4,448	113,824
SBA Communications Corp. Class A (a)	39,655	4,526,618
Sify Technologies Ltd. sponsored ADR	1,965	2,201
Towerstream Corp. (a)	807	1,775
Windstream Holdings, Inc. (b)	29,006	246,841
		9,312,713
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV Series A sponsored ADR	3,795	45,502
Boingo Wireless, Inc. (a)	12,453	105,851
Leap Wireless International, Inc. rights (a)	9,737	31,937
NII Holdings, Inc. (a)(b)	32,877	109,480
Partner Communications Co. Ltd. ADR (a)	1,446	6,782
Shenandoah Telecommunications Co.	15,577	400,640
Spok Holdings, Inc.	6,714	111,117
T-Mobile U.S., Inc. (a)	258,117	11,961,142
VimpelCom Ltd. sponsored ADR (b)	561,136	2,396,051
Vodafone Group PLC sponsored ADR (b)	121,990	3,738,994
		18,907,496

TOTAL TELECOMMUNICATION SERVICES		28,220,209

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	11,169	613,625
Otter Tail Corp.	13,247	453,577
Spark Energy, Inc. Class A, (b)	1,866	54,095
		1,121,297
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	3,357	83,522
RGC Resources, Inc.	598	13,969
		97,491
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP (b)	6,451	100,378
Atlantica Yield PLC	31,575	597,083
Pattern Energy Group, Inc. (b)	23,290	554,302
TerraForm Global, Inc. (b)	34,163	123,670
Terraform Power, Inc.	25,885	332,363
		1,707,796
Water Utilities - 0.0%
Artesian Resources Corp. Class A	3,139	86,228
Cadiz, Inc. (a)(b)	5,673	44,079
Connecticut Water Service, Inc.	4,354	201,895
Consolidated Water Co., Inc. (b)	4,308	54,625
Middlesex Water Co.	5,668	189,141
Pure Cycle Corp. (a)	3,377	16,243
York Water Co.	4,266	120,728
		712,939

TOTAL UTILITIES		3,639,523

TOTAL COMMON STOCKS
(Cost $1,885,088,444)		2,488,918,474
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.45% 9/15/16 (c)
(Cost $2,999,472)	3,000,000	2,999,748
	Shares	Value

Money Market Funds - 14.7%
Fidelity Cash Central Fund, 0.42% (d)	26,707,634	$26,707,634
Fidelity Securities Lending Cash Central Fund 0.44%(d)(e)	345,313,550	345,313,550
TOTAL MONEY MARKET FUNDS
(Cost $372,021,184)		372,021,184
TOTAL INVESTMENT PORTFOLIO - 113.3%
(Cost $2,260,109,100)		2,863,939,406
NET OTHER ASSETS (LIABILITIES) - (13.3)%		(336,307,199)
NET ASSETS - 100%		$2,527,632,207

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
408 CME E-mini NASDAQ 100 Index Contracts (United States)	Sept. 2016	38,953,800	$543,368

The face value of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,303,890.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,741
Fidelity Securities Lending Cash Central Fund	2,655,843
Total	$2,692,584

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$467,819,548	$467,819,548	$--	$--
Consumer Staples	138,353,897	138,353,897	--	--
Energy	12,368,712	12,368,712	--	--
Financials	211,709,115	211,679,534	--	29,581
Health Care	349,787,079	349,668,143	13,214	105,722
Industrials	109,922,208	109,922,208	--	--
Information Technology	1,154,571,334	1,154,571,334	--	--
Materials	12,526,849	12,526,849	--	--
Telecommunication Services	28,220,209	28,188,272	--	31,937
Utilities	3,639,523	3,639,523	--	--
U.S. Government and Government Agency Obligations	2,999,748	--	2,999,748	--
Money Market Funds	372,021,184	372,021,184	--	--
Total Investments in Securities:	$2,863,939,406	$2,860,759,204	$3,012,962	$167,240
Derivative Instruments:
Assets
Futures Contracts	$543,368	$543,368	$--	$--
Total Assets	$543,368	$543,368	$--	$--
Total Derivative Instruments:	$543,368	$543,368	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $2,274,147,498. Net unrealized appreciation aggregated $589,791,908, of which $736,712,395 related to appreciated investment securities and $146,920,487 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series 100 Index Fund

August 31, 2016

HUN-QTLY-1016
1.855575.109

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 0.8%
Ford Motor Co.	1,067,600	$13,451,760
General Motors Co.	383,386	12,237,681
		25,689,441
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	240,186	27,779,913
Starbucks Corp.	400,803	22,537,153
		50,317,066
Internet & Catalog Retail - 3.1%
Amazon.com, Inc. (a)	105,857	81,420,970
Priceline Group, Inc. (a)	13,581	19,240,610
		100,661,580
Media - 3.3%
Comcast Corp. Class A	661,507	43,169,947
The Walt Disney Co.	408,394	38,576,897
Time Warner, Inc.	215,161	16,870,774
Twenty-First Century Fox, Inc.:
Class A	299,795	7,356,969
Class B	117,979	2,931,778
		108,906,365
Multiline Retail - 0.4%
Target Corp.	161,228	11,316,593
Specialty Retail - 2.0%
Home Depot, Inc.	340,366	45,649,888
Lowe's Companies, Inc.	242,442	18,561,360
		64,211,248
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	364,296	20,998,021

TOTAL CONSUMER DISCRETIONARY		382,100,314

CONSUMER STAPLES - 11.1%
Beverages - 2.7%
PepsiCo, Inc.	395,199	42,187,493
The Coca-Cola Co.	1,065,300	46,265,979
		88,453,472
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	119,857	19,427,621
CVS Health Corp.	293,857	27,446,244
Wal-Mart Stores, Inc.	417,837	29,850,275
Walgreens Boots Alliance, Inc.	236,448	19,083,718
		95,807,858
Food Products - 0.6%
Mondelez International, Inc.	424,651	19,117,788
Household Products - 2.5%
Colgate-Palmolive Co.	244,334	18,163,790
Procter & Gamble Co.	728,294	63,587,349
		81,751,139
Tobacco - 2.4%
Altria Group, Inc.	535,286	35,377,052
Philip Morris International, Inc.	424,433	42,413,590
		77,790,642

TOTAL CONSUMER STAPLES		362,920,899

ENERGY - 7.1%
Energy Equipment & Services - 1.2%
Halliburton Co.	235,099	10,111,608
Schlumberger Ltd.	380,178	30,034,062
		40,145,670
Oil, Gas & Consumable Fuels - 5.9%
Chevron Corp.	515,663	51,865,385
ConocoPhillips Co.	338,828	13,908,889
Exxon Mobil Corp.	1,134,531	98,863,031
Kinder Morgan, Inc.	500,662	10,939,465
Occidental Petroleum Corp.	208,963	16,058,807
		191,635,577

TOTAL ENERGY		231,781,247

FINANCIALS - 13.7%
Banks - 7.2%
Bank of America Corp.	2,810,441	45,360,518
Citigroup, Inc.	803,009	38,335,650
JPMorgan Chase & Co.	1,000,478	67,532,265
U.S. Bancorp	444,010	19,603,042
Wells Fargo & Co.	1,264,083	64,215,416
		235,046,891
Capital Markets - 1.7%
Bank of New York Mellon Corp.	294,695	12,279,941
BlackRock, Inc. Class A	34,417	12,831,002
Goldman Sachs Group, Inc.	105,698	17,911,583
Morgan Stanley	413,383	13,253,059
		56,275,585
Consumer Finance - 0.7%
American Express Co.	221,176	14,504,722
Capital One Financial Corp.	140,113	10,032,091
		24,536,813
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	512,692	77,155,019
Insurance - 1.2%
Allstate Corp.	102,428	7,063,435
American International Group, Inc.	306,172	18,318,271
MetLife, Inc.	300,600	13,046,040
		38,427,746
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	84,656	18,240,828

TOTAL FINANCIALS		449,682,882

HEALTH CARE - 15.3%
Biotechnology - 4.1%
AbbVie, Inc.	442,516	28,365,276
Amgen, Inc.	205,536	34,953,452
Biogen, Inc. (a)	59,933	18,317,323
Celgene Corp. (a)	211,934	22,621,835
Gilead Sciences, Inc.	364,392	28,561,045
		132,818,931
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	401,966	16,890,611
Danaher Corp.	163,934	13,345,867
Medtronic PLC	384,730	33,483,052
		63,719,530
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	260,144	35,392,591
Pharmaceuticals - 8.2%
Allergan PLC (a)	108,226	25,383,326
Bristol-Myers Squibb Co.	456,730	26,211,735
Eli Lilly & Co.	265,773	20,663,851
Johnson & Johnson	752,588	89,813,852
Merck & Co., Inc.	757,344	47,553,630
Pfizer, Inc.	1,659,369	57,746,041
		267,372,435

TOTAL HEALTH CARE		499,303,487

INDUSTRIALS - 9.0%
Aerospace & Defense - 3.3%
General Dynamics Corp.	78,609	11,965,862
Honeywell International, Inc.	208,518	24,336,136
Lockheed Martin Corp.	71,638	17,405,885
Raytheon Co.	81,255	11,386,263
The Boeing Co.	163,832	21,208,052
United Technologies Corp.	212,942	22,663,417
		108,965,615
Air Freight & Logistics - 1.0%
FedEx Corp.	68,301	11,264,884
United Parcel Service, Inc. Class B	188,910	20,632,750
		31,897,634
Electrical Equipment - 0.3%
Emerson Electric Co.	176,024	9,272,944
Industrial Conglomerates - 3.3%
3M Co.	165,945	29,743,982
General Electric Co.	2,515,972	78,598,965
		108,342,947
Machinery - 0.4%
Caterpillar, Inc.	159,749	13,091,431
Road & Rail - 0.7%
Union Pacific Corp.	230,111	21,982,504

TOTAL INDUSTRIALS		293,553,075

INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,376,151	43,266,187
Internet Software & Services - 6.3%
Alphabet, Inc.:
Class A	80,351	63,465,237
Class C (a)	80,811	61,986,078
Facebook, Inc. Class A (a)	632,536	79,775,440
		205,226,755
IT Services - 4.2%
Accenture PLC Class A	170,672	19,627,280
IBM Corp.	241,638	38,391,445
MasterCard, Inc. Class A	265,615	25,666,377
PayPal Holdings, Inc. (a)	301,770	11,210,756
Visa, Inc. Class A	521,159	42,161,763
		137,057,621
Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	1,291,960	46,368,444
Qualcomm, Inc.	401,902	25,347,959
Texas Instruments, Inc.	274,761	19,106,880
		90,823,283
Software - 4.9%
Microsoft Corp.	2,150,658	123,576,809
Oracle Corp.	851,566	35,101,551
		158,678,360
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	1,498,647	159,006,445
EMC Corp.	534,403	15,492,343
		174,498,788

TOTAL INFORMATION TECHNOLOGY		809,550,994

MATERIALS - 1.4%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	238,997	16,634,191
Monsanto Co.	119,523	12,729,200
The Dow Chemical Co.	307,211	16,478,798
		45,842,189
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	1,684,308	68,854,511
Verizon Communications, Inc.	1,115,290	58,363,126
		127,217,637
UTILITIES - 1.6%
Electric Utilities - 1.6%
Duke Energy Corp.	188,487	15,014,874
Exelon Corp.	252,209	8,575,106
NextEra Energy, Inc.	126,254	15,269,159
Southern Co.	256,792	13,181,133
		52,040,272
TOTAL COMMON STOCKS
(Cost $2,892,085,190)		3,253,992,996
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.45% 9/15/16 (b)
(Cost $1,999,648)	2,000,000	1,999,832
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.42% (c)
(Cost $36,884,563)	36,884,563	36,884,563
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $2,930,969,401)		3,292,877,391
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(25,017,877)
NET ASSETS - 100%		$3,267,859,514

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
138 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	14,969,550	$(77,803)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,842,845.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,029
Fidelity Securities Lending Cash Central Fund	13,405
Total	$52,434

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$382,100,314	$382,100,314	$--	$--
Consumer Staples	362,920,899	362,920,899	--	--
Energy	231,781,247	231,781,247	--	--
Financials	449,682,882	449,682,882	--	--
Health Care	499,303,487	499,303,487	--	--
Industrials	293,553,075	293,553,075	--	--
Information Technology	809,550,994	809,550,994	--	--
Materials	45,842,189	45,842,189	--	--
Telecommunication Services	127,217,637	127,217,637	--	--
Utilities	52,040,272	52,040,272	--	--
U.S. Government and Government Agency Obligations	1,999,832	--	1,999,832	--
Money Market Funds	36,884,563	36,884,563	--	--
Total Investments in Securities:	$3,292,877,391	$3,290,877,559	$1,999,832	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(77,803)	$(77,803)	$--	$--
Total Liabilities	$(77,803)	$(77,803)	$--	$--
Total Derivative Instruments:	$(77,803)	$(77,803)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2016, the cost of investment securities for income tax purposes was $2,947,714,961. Net unrealized appreciation aggregated $345,162,430, of which $727,404,087 related to appreciated investment securities and $382,241,657 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016